UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7332

Barclays Global Investors Funds

(Exact name of Registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-244-1544

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

Item 1. Schedules of Investments

BOND INDEX FUND

Schedule of Investments

September 30, 2004 (Unaudited)

The Bond Index Fund (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of September 30, 2004, the value of the Fund’s investment in the Master Portfolio was $203,738,531, which represents 99.99% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

BOND INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Security	Principal	Value
CORPORATE BONDS & NOTES—23.69%

AEROSPACE & DEFENSE—0.50%
Boeing Co. (The)
6.13%, 02/15/33	100,000	$104,918
Lockheed Martin Corp.
8.20%, 12/01/09	250,000	297,491
Northrop Grumman Corp.
7.75%, 03/01/16	200,000	243,482
Raytheon Co.
7.38%, 07/15/25	250,000	260,289
United Technologies Corp.
6.10%, 05/15/12	100,000	110,261

		1,016,441

AGRICULTURE—0.05%
Altria Group Inc.
7.00%, 11/04/13	100,000	104,336

		104,336

AIRLINES—0.10%
Continental Airlines Inc.
6.65%, 09/15/17	211,455	197,930

		197,930

AUTO MANUFACTURERS—0.53%
DaimlerChrysler NA Holding Corp.
7.20%, 09/01/09	150,000	168,835
8.50%, 01/18/31	150,000	183,361
Ford Motor Co.
6.63%, 10/01/28	275,000	248,962
General Motors Corp.
7.20%, 01/15/11 (1)	300,000	317,720
8.38%, 07/15/33 (1)	150,000	159,266

		1,078,144

BANKS—2.46%
Abbey National PLC
7.95%, 10/26/29	100,000	126,787
Banco Santander Central Hispano Issuances
7.63%, 09/14/10	150,000	176,111
Bank of America Corp.
6.25%, 04/01/08	250,000	271,447
7.13%, 09/15/06	200,000	215,543
Bank One Corp.
3.70%, 01/15/08	150,000	151,112
5.90%, 11/15/11	250,000	267,610
FleetBoston Financial Corp.
6.88%, 01/15/28	100,000	113,127
HSBC Holdings PLC
5.25%, 12/12/12	100,000	103,722

BOND INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Security	Principal	Value
KFW International Finance Inc.
2.50%, 10/17/05	150,000	149,875
3.25%, 03/30/09 (1)	500,000	495,464
4.75%, 01/24/07	150,000	156,457
Landwirtschaftliche Rentenbank
3.25%, 06/19/08	100,000	99,359
Mellon Funding Corp.
6.38%, 02/15/10 (1)	150,000	165,153
NationsBank Corp.
7.75%, 08/15/15	250,000	302,526
Oesterreichische Kontrollbank AG
5.50%, 01/20/06	150,000	155,484
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	250,000	253,135
Sanwa Bank Ltd.
7.40%, 06/15/11	200,000	230,232
SunTrust Banks Inc.
5.05%, 07/01/07	150,000	156,734
Swiss Bank Corp.
7.00%, 10/15/15	150,000	175,867
US Bank NA (Minnesota)
6.38%, 08/01/11	250,000	279,327
Wachovia Corp.
4.95%, 11/01/06	200,000	207,722
5.25%, 08/01/14	200,000	204,448
Wells Fargo & Co.
5.13%, 02/15/07	250,000	260,889
Wells Fargo Bank NA
7.55%, 06/21/10	250,000	293,005

		5,011,136

BEVERAGES—0.29%
Anheuser-Busch Companies Inc.
5.05%, 10/15/16	200,000	201,432
Bottling Group LLC
4.63%, 11/15/12	100,000	101,040
Coca-Cola Enterprises Inc.
6.13%, 08/15/11	150,000	165,386
8.50%, 02/01/22	100,000	132,012

		599,870

BUILDING MATERIALS—0.10%
Masco Corp.
5.88%, 07/15/12	200,000	215,111

		215,111

CHEMICALS—0.24%
Chevron Phillips Chemical Co.
5.38%, 06/15/07	150,000	157,028
Dow Chemical Co. (The)
6.00%, 10/01/12	100,000	108,022
Du Pont (E.I.) de Nemours and Co.
6.88%, 10/15/09	100,000	113,470
Eastman Chemical Co.
7.00%, 04/15/12	100,000	113,730

		492,250

COMMERCIAL SERVICES—0.05%
Cendant Corp.
6.25%, 03/15/10 (1)	100,000	108,740

		108,740

BOND INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Security	Principal	Value
COMPUTERS—0.33%
Hewlett-Packard Co.
5.50%, 07/01/07	150,000	158,567
International Business Machines Corp.
4.75%, 11/29/12	250,000	253,529
4.88%, 10/01/06	250,000	259,522

		671,618

COSMETICS & PERSONAL CARE—0.14%
Procter & Gamble Co.
6.88%, 09/15/09	250,000	284,515

		284,515

DIVERSIFIED FINANCIAL SERVICES—8.54%
American Express Co.
3.75%, 11/20/07	100,000	101,027
American General Finance Corp.
5.38%, 10/01/12	100,000	104,383
AXA Financial Inc.
7.75%, 08/01/10	150,000	175,881
Bear Stearns Companies Inc.
5.70%, 01/15/07 (1)	100,000	105,525
5.70%, 11/15/14	200,000	210,406
Boeing Capital Corp.
5.65%, 05/15/06	75,000	78,302
Capital One Bank
6.88%, 02/01/06	250,000	262,865
CIT Group Inc.
7.75%, 04/02/12 (1)	150,000	177,518
Citibank Credit Card Issuance Trust Series 2004-A1 Class A1

2.55%, 01/20/09	2,000,000	1,978,198
Citigroup Inc.
5.00%, 09/15/14 (2)	177,000	177,220
5.63%, 08/27/12	100,000	106,885
6.00%, 02/21/12	150,000	164,976
6.63%, 06/15/32	100,000	109,530
6.75%, 12/01/05	500,000	523,601
Countrywide Home Loans Inc.
5.63%, 05/15/07	200,000	210,892
Credit Suisse First Boston
5.50%, 08/15/13	100,000	103,947
5.75%, 04/15/07	200,000	212,084
6.50%, 01/15/12	150,000	166,636
Credit Suisse First Boston Mortgage Securities Corp. Series 1999-C1 Class A2

7.29%, 09/15/41	800,000	907,927
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK1 Class A3

6.38%, 12/16/35	1,000,000	1,107,504
First Union National Bank
7.74%, 05/17/32	1,174,987	1,292,078
Ford Credit Auto Owner Trust
3.62%, 01/15/06	114,516	114,749

BOND INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Security	Principal	Value
Ford Motor Credit Co.
6.88%, 02/01/06	200,000	209,284
7.25%, 10/25/11	350,000	378,748
7.88%, 06/15/10	250,000	278,839
General Electric Capital Corp.
5.38%, 03/15/07	500,000	526,224
6.50%, 12/10/07	250,000	272,743
6.75%, 03/15/32	250,000	287,727
General Motors Acceptance Corp.
5.71%, 10/15/38	1,000,000	1,076,316
6.13%, 09/15/06	150,000	156,812
6.88%, 09/15/11	200,000	209,805
7.25%, 03/02/11	150,000	160,156
Goldman Sachs Group Inc.
4.13%, 01/15/08	200,000	203,854
6.13%, 02/15/33	200,000	200,885
6.60%, 01/15/12	100,000	111,677
Household Finance Corp.
5.75%, 01/30/07	200,000	211,397
6.50%, 11/15/08	150,000	165,054
8.00%, 07/15/10	250,000	295,495
John Deere Capital Corp.
7.00%, 03/15/12	150,000	173,421
JP Morgan & Co. Inc.
6.00%, 01/15/09	150,000	161,761
JP Morgan Chase & Co.
5.25%, 05/30/07	150,000	157,629
6.75%, 02/01/11	250,000	281,264
Lehman Brothers Holdings Inc.
4.00%, 01/22/08	150,000	152,367
7.63%, 06/01/06	300,000	323,427
MBNA America Bank NA
5.38%, 01/15/08	150,000	157,283
Merrill Lynch & Co. Inc.
3.70%, 04/21/08	350,000	350,721
7.00%, 01/15/07	200,000	216,513
Morgan Stanley
4.75%, 04/01/14	200,000	193,615
5.80%, 04/01/07	150,000	159,186
6.02%, 02/15/33	261,348	266,441
8.00%, 06/15/10	250,000	298,406
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	200,000	231,452
Nissan Auto Receivables Owner Trust Series 2004-A Class A4
2.76%, 07/15/09	575,000	567,792
Saxon Asset Securities Trust
5.53%, 07/25/31	400,000	409,711
SLM Corp.
5.13%, 08/27/12	150,000	153,706

		17,391,845

ELECTRIC—1.25%
AEP Texas Central Co.
6.65%, 02/15/33	100,000	108,207
Alabama Power Co. Series Q
5.50%, 10/15/17	100,000	104,072
Arizona Public Service Co.
6.50%, 03/01/12	100,000	111,017

BOND INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Security	Principal	Value
Cincinnati Gas & Electric Co.
5.70%, 09/15/12	100,000	105,755
Constellation Energy Group
7.60%, 04/01/32	100,000	117,457
Consumers Energy Co.
5.00%, 02/15/12 (2)	150,000	152,093
Dominion Resources Inc.
8.13%, 06/15/10	150,000	177,736
DTE Energy Co.
7.05%, 06/01/11	150,000	169,304
Florida Power & Light Co.
5.63%, 04/01/34	100,000	100,200
MidAmerican Energy Holdings
5.00%, 02/15/14	100,000	98,825
Niagara Mohawk Power Corp.
7.63%, 10/01/05	128,536	133,870
NiSource Finance Corp.
7.88%, 11/15/10	100,000	118,174
Northern States Power Co.
8.00%, 08/28/12	100,000	122,165
Oncor Electric Delivery Co.
6.38%, 05/01/12	150,000	166,058
Ontario Hydro Canada
7.45%, 03/31/13	150,000	181,883
Pacific Gas & Electric Co.
6.05%, 03/01/34	100,000	101,780
PECO Energy Co.
3.50%, 05/01/08	100,000	99,965
Pepco Holdings Inc.
6.45%, 08/15/12	100,000	108,855
Progress Energy Inc.
7.75%, 03/01/31	100,000	118,227
Public Service Electric & Gas Co.
5.13%, 09/01/12	100,000	103,181
Wisconsin Energy Corp.
5.88%, 04/01/06	45,000	47,110

		2,545,934

ELECTRICAL COMPONENTS & EQUIPMENT—0.10%
Emerson Electric Co.
4.50%, 05/01/13	200,000	198,730

		198,730

ENVIRONMENTAL CONTROL—0.05%
USA Waste Services Inc.
7.00%, 07/15/28	100,000	110,668

		110,668

FOOD—1.03%
Albertson’s Inc.
7.45%, 08/01/29	100,000	113,639
Archer-Daniels-Midland Co.
8.38%, 04/15/17	150,000	194,738
ConAgra Foods Inc.
6.00%, 09/15/06	150,000	157,787
Fred Meyer Inc.
7.45%, 03/01/08	250,000	279,232
General Mills Inc.
5.13%, 02/15/07	150,000	156,222
Kellogg Co.
6.60%, 04/01/11	250,000	281,504

BOND INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Security	Principal	Value
Kraft Foods Inc.
5.63%, 11/01/11	150,000	158,438
Safeway Inc.
7.50%, 09/15/09	285,000	322,802
SUPERVALU Inc.
7.88%, 08/01/09	150,000	172,085
Unilever Capital Corp.
6.88%, 11/01/05	250,000	261,326

		2,097,773

FOREST PRODUCTS & PAPER—0.25%
International Paper Co.
6.75%, 09/01/11	200,000	222,864
MeadWestvaco Corp.
6.85%, 04/01/12	100,000	111,394
Weyerhaeuser Co.
6.75%, 03/15/12	150,000	168,208

		502,466

GAS—0.09%
KeySpan Corp.
7.63%, 11/15/10	150,000	176,941

		176,941

HEALTH CARE-PRODUCTS—0.09%
Johnson & Johnson
4.95%, 05/15/33	200,000	187,781

		187,781

HEALTH CARE-SERVICES—0.10%
Anthem Inc.
6.80%, 08/01/12	100,000	112,720
UnitedHealth Group Inc.
3.75%, 02/10/09	100,000	99,126

		211,846

INSURANCE—0.48%
Allstate Corp.
7.20%, 12/01/09	250,000	287,263
American International Group Inc.
4.25%, 05/15/13	150,000	144,591
Berkshire Hathaway Finance Corp.
5.10%, 07/15/14 (2)	100,000	102,818
Hartford Life Inc.
7.38%, 03/01/31	100,000	120,066
ING Capital Funding Trust III
8.44%, 12/31/49	100,000	120,778
Progessive Corp
6.63%, 03/01/29	100,000	111,196
Travelers Property Casualty Corp.
6.38%, 03/15/33	100,000	102,456

		989,168

MACHINERY—0.19%
Caterpillar Inc.
7.25%, 09/15/09	250,000	287,082
General Electric Co.
5.00%, 02/01/13	100,000	102,844

		389,926

BOND INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Security	Principal	Value
MANUFACTURING—0.11%
Tyco International Group SA
6.38%, 10/15/11	200,000	221,184

		221,184

MEDIA—0.99%
AOL Time Warner Inc.
6.88%, 05/01/12	350,000	390,487
Clear Channel Communications Inc.
4.25%, 05/15/09	150,000	148,632
Cox Communications Inc. Class A
5.50%, 10/01/15	100,000	95,245
Liberty Media Corp.
7.88%, 07/15/09 (1)	150,000	167,436
News America Holdings
8.00%, 10/17/16	100,000	122,264
TCI Communications Inc.
8.75%, 08/01/15	350,000	436,262
Time Warner Entertainment Co.
8.38%, 03/15/23	200,000	239,197
Viacom Inc.
5.63%, 08/15/12	200,000	209,690
Walt Disney Co. (The)
6.75%, 03/30/06	200,000	210,794

		2,020,007

Mining—0.27%
Alcan Inc.
4.88%, 09/15/12	150,000	152,364
Alcoa Inc.
7.38%, 08/01/10	250,000	291,510
BHP Finance (USA) Ltd.
4.80%, 04/15/13	100,000	101,243

		545,117

MULTI-NATIONAL—0.87%
Asian Development Bank
6.75%, 06/11/07	250,000	273,652
European Investment Bank
2.38%, 06/15/07	200,000	196,590
4.63%, 03/01/07	250,000	259,271
Inter-American Development Bank
7.38%, 01/15/10	750,000	883,321
International Bank for Reconstruction & Development
4.13%, 08/12/09	150,000	153,752

		1,766,586

OIL & GAS—1.09%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	100,000	118,422
Apache Finance Canada
7.75%, 12/15/29	100,000	127,863
BP Capital Markets PLC
2.35%, 06/15/06	150,000	148,922
Burlington Resources Finance
7.20%, 08/15/31	100,000	118,163
Conoco Funding Co.
5.45%, 10/15/06	200,000	209,681
Devon Financing Corp. ULC
6.88%, 09/30/11	250,000	282,067

BOND INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Security	Principal	Value
Marathon Oil Corp.
6.13%, 03/15/12	150,000	163,039
Norsk Hydro ASA
6.36%, 01/15/09	140,000	152,920
Occidental Petroleum Corp.
7.38%, 11/15/08	100,000	113,585
Pemex Project Funding Master Trust
7.38%, 12/15/14	150,000	163,500
Petroleos Mexicanos
9.38%, 12/02/08	150,000	174,750
Phillips 66 Capital Trust II
8.00%, 01/15/37	250,000	283,885
Texaco Capital Inc.
5.50%, 01/15/09	150,000	160,442

		2,217,239

PHARMACEUTICALS—0.24%
Bristol-Myers Squibb Co.
5.75%, 10/01/11	150,000	160,855
Pharmacia Corp.
6.50%, 12/01/18	150,000	173,117
Wyeth
5.50%, 03/15/13	150,000	153,039

		487,011

PIPELINES—0.22%
Duke Energy Field Services Corp.
7.88%, 08/16/10	150,000	176,544
Kinder Morgan Energy Partners LP
5.35%, 08/15/07	150,000	157,341
KN Energy Inc.
7.25%, 03/01/28	100,000	111,264

		445,149

REAL ESTATE—0.08%
EOP Operating LP
7.00%, 07/15/11	150,000	168,512

		168,512

REAL ESTATE INVESTMENT TRUSTS—0.21%
Boston Properties Inc.
6.25%, 01/15/13	200,000	215,784
Simon Property Group LP
5.63%, 08/15/14 (2)	200,000	204,928

		420,712

RETAIL—0.31%
May Department Stores Co. (The)
6.65%, 07/15/24 (2)	125,000	129,637
Target Corp.
7.00%, 07/15/31	150,000	178,751
Wal-Mart Stores Inc.
7.55%, 02/15/30 (1)	250,000	317,588

		625,976

SAVINGS & LOANS—0.13%
Washington Mutual Inc.
7.50%, 08/15/06	250,000	269,839

		269,839

BOND INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Security	Principal	Value
TELECOMMUNICATIONS—1.68%
AT&T Wireless Services Inc.
7.88%, 03/01/11	250,000	296,198
BellSouth Corp.
6.88%, 10/15/31	150,000	163,798
British Telecom PLC
7.88%, 12/15/05	150,000	158,883
8.88%, 12/15/30	100,000	131,370
Deutsche Telekom International Finance AG
8.50%, 06/15/10	300,000	359,576
France Telecom SA
8.50%, 03/01/11	150,000	179,562
GTE Corp.
7.51%, 04/01/09	150,000	170,251
Koninklijke KPN NV
8.00%, 10/01/10 (1)	150,000	178,376
Motorola Inc.
7.63%, 11/15/10	100,000	117,023
SBC Communications Inc.
6.25%, 03/15/11	250,000	274,246
Sprint Capital Corp.
6.88%, 11/15/28	150,000	157,334
8.38%, 03/15/12	150,000	181,670
Telecom Italia Capital
5.25%, 11/15/13 (2)	150,000	152,830
Telefonica Europe BV
8.25%, 09/15/30	150,000	195,284
Verizon New York Inc.
7.38%, 04/01/32	150,000	166,898
Verizon Pennsylvania Inc.
5.65%, 11/15/11	150,000	158,345
Verizon Wireless Inc.
5.38%, 12/15/06	150,000	157,013
Vodafone Group PLC
7.75%, 02/15/10	200,000	234,611

		3,433,268

TRANSPORTATION—0.53%
Burlington Northern Santa Fe Corp.
7.13%, 12/15/10	250,000	284,863
Canadian National Railway Co.
6.45%, 07/15/06	200,000	211,187
CSX Corp.
7.95%, 05/01/27	100,000	121,803
Norfolk Southern Corp.
7.70%, 05/15/17	150,000	181,247
Union Pacific Corp.
6.79%, 11/09/07	250,000	272,310

		1,071,410

TOTAL CORPORATE BONDS & NOTES (Cost: $46,110,183)		48,275,179

Security	Principal	Value
MUNICIPAL DEBT OBLIGATIONS—0.19%

ILLINOIS— 0.09%
Illinois State, Pension Funding
5.10%, 06/01/33	200,000	190,506

		190,506

BOND INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Security	Principal	Value
NEW JERSEY—0.10%
New Jersey State Turnpike Authority, Turnpike Revenue
4.25%, 01/01/16	200,000	192,402

		192,402

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $374,674)		382,908

Security	Principal	Value
FOREIGN GOVERNMENT BONDS & NOTES—1.74% (8)
British Columbia (Province of)
6.50%, 01/15/26	100,000	115,318
Finland (Republic of)
6.95%, 02/15/26	100,000	120,345
Hydro-Quebec
6.30%, 05/11/11	150,000	168,078
Israel (State of)
4.63%, 06/15/13 (1)	100,000	96,493
Italy (Republic of)
4.38%, 10/25/06	250,000	257,182
6.00%, 02/22/11	450,000	495,695
6.88%, 09/27/23	200,000	236,845
Korea Development Bank
5.25%, 11/16/06	150,000	156,094
Manitoba (Province of)
4.25%, 11/20/06	250,000	257,625
Mexico Government International Bond
9.88%, 01/15/07	100,000	113,750
Nova Scotia (Province of)
5.75%, 02/27/12	150,000	163,853
Ontario (Province of)
5.50%, 10/01/08	200,000	214,617
Quebec (Province of)
5.75%, 02/15/09	150,000	162,147
6.13%, 01/22/11	150,000	166,346
United Mexican States
6.38%, 01/16/13	350,000	368,550
8.13%, 12/30/19	250,000	286,875
8.50%, 02/01/06 (1)	150,000	160,500

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $3,410,558)		3,540,313

Security	Principal	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—73.76%

MORTGAGE-BACKED SECURITIES—35.41%
Federal Home Loan Mortgage Corp.
4.00%, 05/01/19	3,921,561	3,830,367
4.50%, 04/01/18	1,733,871	1,732,257
4.50%, 11/01/18	1,329,326	1,328,088
4.50%, 01/01/19	246,514	246,284
4.50%, 02/01/19	3,241,010	3,237,993
5.50%, 12/01/18	3,502,588	3,623,410
5.50%, 04/01/33	2,585,786	2,626,852
5.50%, 03/01/34	5,681,324	5,766,238
6.00%, 08/01/34	6,634,392	6,860,018
6.50%, 06/01/31	525,786	551,995
8.00%, 12/01/24	1,580,513	1,729,964

BOND INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Security	Principal	Value
Federal National Mortgage Association
5.00%, 01/01/19	5,649,050	5,751,292
5.00%, 03/01/34	10,280,110	10,198,232
5.50%, 06/01/33	2,935,103	2,980,399
5.50%, 10/01/34 (3)	5,000,000	5,065,625
6.00%, 07/01/34	1,982,691	2,053,816
6.00%, 08/01/34	2,989,065	3,096,292
6.50%, 01/01/29	6,763,093	7,110,977
6.50%, 10/01/34 (3)	1,000,000	1,048,594
7.00%, 02/01/32	688,881	730,779
Government National Mortgage Association
7.50%, 12/15/23	2,373,942	2,570,375

		72,139,847

U.S. GOVERNMENT AGENCY OBLIGATIONS—11.06%
Federal Home Loan Bank
5.38%, 05/15/06	1,000,000	1,042,465
5.75%, 05/15/12	700,000	763,277
5.95%, 07/28/08	1,500,000	1,634,780
Federal Home Loan Mortgage Corp.
3.50%, 09/15/07	1,000,000	1,010,440
4.75%, 10/11/12	1,000,000	995,832
5.50%, 07/15/06	5,600,000	5,867,966
6.25%, 07/15/32 (1)	320,000	360,884
Federal National Mortgage Association
2.25%, 05/15/06 (1)	1,000,000	994,412
4.63%, 10/15/13 (1)	1,000,000	1,005,869
5.25%, 06/15/06	2,000,000	2,083,340
5.25%, 01/15/09	1,500,000	1,597,596
6.00%, 05/15/08	2,000,000	2,175,252
6.25%, 02/01/11	1,000,000	1,104,066
Financing Corp.
8.60%, 09/26/19	650,000	888,858
Tennessee Valley Authority
6.25%, 12/15/17	400,000	449,949
7.13%, 05/01/30	450,000	556,851

		22,531,837

U.S. GOVERNMENT SECURITIES—27.29%
U.S. Treasury Bonds
5.25%, 02/15/29	950,000	989,002
5.38%, 02/15/31 (1)	1,720,000	1,842,550
6.25%, 08/15/23 (1)	1,000,000	1,167,734
6.38%, 08/15/27	1,000,000	1,194,258
7.25%, 05/15/16 (1)	1,000,000	1,258,828
7.63%, 02/15/25 (1)	1,600,000	2,162,250
8.00%, 11/15/21	1,000,000	1,374,570
8.75%, 05/15/17	500,000	705,449
8.75%, 05/15/20	2,500,000	3,618,360
9.13%, 05/15/18 (1)	500,000	731,348
9.38%, 02/15/06	800,000	875,687
10.38%, 11/15/09	1,000,000	1,010,234
12.50%, 08/15/14	400,000	561,953
U.S. Treasury Notes
2.75%, 07/31/06 (1)	2,700,000	2,710,125
3.38%, 12/15/08 (1)	3,500,000	3,522,012
3.63%, 07/15/09 (1)	1,000,000	1,012,109
4.25%, 08/15/13 (1)	3,880,000	3,938,049
4.38%, 05/15/07 (1)	3,800,000	3,951,555
4.63%, 05/15/06 (1)	2,400,000	2,482,968
4.75%, 05/15/14 (1)	2,500,000	2,624,220
5.63%, 05/15/08	5,000,000	5,437,305

BOND INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Security	Principal	Value
6.00%, 08/15/09 (1)	2,100,000	2,347,571
6.50%, 10/15/06	5,500,000	5,921,311
6.88%, 05/15/06	3,900,000	4,173,608

		55,613,056

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost: $147,888,759)		150,284,740

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—21.03%

COMMERCIAL PAPER—3.98%
Alpine Securitization Corp.
1.77%, 10/18/04 (4)	188,470	188,313
1.88%, 10/01/04 (4)	214,170	214,170
Amsterdam Funding Corp.
1.72%, 10/14/04 (4)	160,628	160,528
1.73%, 10/18/04 (4)	53,543	53,499
1.78%, 10/26/04 (4)	96,377	96,257
1.78%, 10/27/04 (4)	53,543	53,474
1.78%, 10/28/04 (4)	160,628	160,413
Barton Capital Corp.
1.77%, 10/15/04 (4)	128,502	128,414
1.78%, 10/18/04 (4)	214,170	213,991
1.78%, 10/19/04 (4)	160,628	160,485
Blue Ridge Asset Funding Corp.
1.72%, 10/13/04 (4)	107,085	107,024
CRC Funding LLC
1.78%, 11/09/04 (4)	107,085	106,879
Delaware Funding Corp.
1.78%, 10/22/04 (4)	53,543	53,487
1.78%, 10/26/04 (4)	53,543	53,476
1.78%, 10/27/04 (4)	109,559	109,418
Edison Asset Securitization
1.45%, 11/09/04 (4)	214,170	213,834
1.59%, 12/02/04 (4)	214,170	213,584
Eureka Securitization Inc.
1.79%, 11/01/04 (4)	90,990	90,850
Falcon Asset Securitization Corp.
1.72%, 10/14/04 (4)	160,628	160,528
1.78%, 10/22/04 (4)	53,543	53,487
1.78%, 10/26/04 (4)	85,668	85,562
Ford Credit Auto Receivables
1.85%, 01/14/05 (4)	107,085	106,508
GIRO Funding US Corp.
1.55%, 10/15/04 (4)	140,442	140,357
1.78%, 10/27/04 (4)	100,005	99,876
Grampian Funding LLC
1.26%, 10/22/04 (4)	214,170	214,013
1.44%, 10/27/04 (4)	214,170	213,947
1.59%, 11/30/04 (4)	107,085	106,801
1.78%, 10/18/04 (4)	214,170	213,990
Jupiter Securitization Corp.
1.72%, 10/15/04 (4)	267,713	267,533
1.78%, 10/27/04 (4)	107,085	106,947
Liberty Street Funding Corp.
1.79%, 10/20/04 (4)	160,816	160,664
Nationwide Building Society
1.63%, 12/09/04 (4)	177,761	177,206

BOND INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Security	Principal	Value
Park Avenue Receivables Corp.
1.78%, 10/25/04 (4)	107,085	106,958
1.78%, 10/28/04 (4)	130,644	130,469
Preferred Receivables Funding Corp.
1.72%, 10/14/04 (4)	428,340	428,074
1.77%, 10/06/04 (4)	214,170	214,117
1.78%, 10/15/04 (4)	107,085	107,011
1.78%, 10/19/04 (4)	53,543	53,495
1.80%, 10/28/04 (4)	161,084	160,866
Prudential Funding LLC
1.60%, 12/01/04 (4)	107,085	106,795
Ranger Funding Co. LLC
1.76%, 10/01/04 (4)	214,170	214,170
Scaldis Capital LLC
1.73%, 10/15/04 (4)	107,085	107,013
Sydney Capital Corp.
1.25%, 10/22/04 (4)	71,276	71,224
1.74%, 10/12/04 (4)	369,593	369,397
UBS Finance (Delaware)
1.11%, 12/17/04 (4)	321,255	320,492
1.88%, 10/01/04 (4)	1,177,935	1,177,935
WhistleJacket Capital LLC
1.26%, 10/20/04 (4)	53,050	53,015

		8,106,546

FLOATING RATE NOTES—4.21%
Bank of Nova Scotia
1.76%, 09/26/05 (4)	53,543	53,519
Beta Finance Inc.
1.63%, 05/04/05 (2) (4)	128,502	128,487
1.69%, 10/12/04 (2) (4)	107,085	107,085
1.80%, 03/15/05 (2) (4)	107,085	107,124
1.89%, 09/23/05 (2) (4)	192,753	192,678
1.89%, 09/27/05 (2) (4)	171,336	171,268
2.04%, 10/27/05 (2) (4)	203,462	203,701
Canadian Imperial Bank of Commerce
1.68%, 09/13/05 (4)	321,255	321,155
CC USA Inc.
1.61%, 07/29/05 (2) (4)	214,170	214,117
1.63%, 05/04/05 (2) (4)	214,170	214,145
Den Danske Bank NY
1.68%, 08/12/05 (4)	214,170	214,115
1.77%, 08/26/05 (4)	214,170	214,112
Depfa Bank PLC
1.86%, 09/15/05 (4)	214,170	214,170
Dorada Finance Inc.
1.61%, 07/29/05 (2) (4)	177,761	177,717
Five Finance Inc.
1.79%, 04/29/05 (2) (4)	171,336	171,326
HBOS Treasury Services PLC
1.96%, 04/22/05 (4)	214,170	214,170
K2 USA LLC
1.61%, 07/25/05 (2) (4)	107,085	107,068
1.70%, 06/10/05 (2) (4)	214,170	214,152
1.70%, 09/12/05 (2) (4)	214,170	214,130
1.79%, 10/20/05 (2) (4)	214,170	214,178
Links Finance LLC
1.68%, 04/25/05 (4)	214,170	214,249
1.71%, 04/15/05 (2) (4)	214,170	214,147
National City Bank (Ohio)
1.67%, 08/09/05 (4)	214,170	214,115

BOND INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Security	Principal	Value
1.73%, 06/10/05 (4)	107,085	107,108
1.76%, 06/23/05 (4)	214,170	214,123
Nationwide Building Society
1.96%, 10/28/05 (2) (4)	364,089	364,140
Norddeutsche Landesbank
1.59%, 07/27/05 (4)	214,170	214,108
Northern Rock PLC
1.56%, 01/13/05 (2) (4)	203,462	203,462
Permanent Financing PLC
1.69%, 03/10/05 (4)	214,170	214,170
1.70%, 12/10/04 (4)	107,085	107,085
1.72%, 06/10/05 (4)	96,377	96,377
Sigma Finance Inc.
1.52%, 10/07/04 (4)	214,170	214,169
1.73%, 11/15/04 (4)	214,170	214,168
1.75%, 08/17/05 (4)	107,085	107,093
1.75%, 09/15/05 (4)	267,713	267,737
Tango Finance Corp.
1.66%, 04/07/05 (2) (4)	78,600	78,596
1.66%, 05/17/05 (2) (4)	177,761	177,756
1.70%, 02/25/05 (2) (4)	119,935	119,926
1.72%, 01/18/05 (2) (4)	94,235	94,232
1.81%, 07/25/05 (2) (4)	214,170	214,153
WhistleJacket Capital LLC
1.72%, 07/15/05 (2) (4)	160,628	160,602
1.72%, 09/15/05 (4)	160,628	160,597
1.84%, 06/15/05 (2) (4)	107,085	107,068
White Pine Finance LLC
1.55%, 07/11/05 (4)	53,543	53,538
1.63%, 07/05/05 (4)	107,085	107,067
1.68%, 05/20/05 (4)	96,377	96,370
1.71%, 04/15/05 (2) (4)	160,628	160,610
1.72%, 11/15/04 (2) (4)	128,502	128,502
1.73%, 06/15/05 (2) (4)	87,810	87,810
1.80%, 03/29/05 (4)	92,093	92,083
1.80%, 08/26/05 (2) (4)	107,085	107,066

		8,580,644

MEDIUM-TERM NOTES—0.33%
CC USA Inc.
1.29%, 04/15/05 (2) (4)	214,170	214,159
1.51%, 02/15/05 (2) (4)	139,211	139,292
Dorada Finance Inc.
1.48%, 01/18/05 (2) (4)	160,628	160,625
K2 USA LLC
1.46%, 01/12/05 (2) (4)	107,085	107,083
WhistleJacket Capital LLC
1.32%, 02/04/05 (2) (4)	53,543	53,539

		674,698

MONEY MARKET FUNDS—7.96%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (4) (5)	856,680	856,680
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (4) (5)	12,779,737	12,779,737
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (4) (5)	2,355,870	2,355,870

BlackRock Temp Cash Money Market Fund (4)	88,807	88,807
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (4)	143,888	143,888

		16,224,982

BOND INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Security	Principal	Value
REPURCHASE AGREEMENTS—2.01%
Banc of America Securities LLC
1.90%, 10/01/04 (4) (6)	642,510	642,510
Bank of America N.A.
1.90%, 10/01/04 (4) (6)	1,499,190	1,499,190
Goldman Sachs & Co.
1.90%, 10/01/04 (4) (6)	1,392,105	1,392,105
Lehman Brothers Inc.
1.90%, 10/01/04 (4) (6)	556,842	556,842

		4,090,647

TIME DEPOSITS—2.16%
Abbey National Treasury Services PLC
1.25%, 01/06/05 (4)	214,170	214,170
1.33%, 02/10/05 (4)	107,085	107,080
1.39%, 02/02/05 (4)	107,085	107,073
1.39%, 04/08/05 (4)	149,919	149,907
1.40%, 10/25/04 (4)	214,170	214,168
Bank of New York
1.39%, 11/01/04 (4)	214,170	214,168
1.60%, 12/03/04 (4)	53,543	53,538
Bank of Nova Scotia
1.13%, 10/06/04 (4)	214,170	214,170
1.24%, 10/07/04 (4)	160,628	160,627
1.42%, 10/29/04 (4)	160,628	160,628
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (4)	160,628	160,627
1.38%, 11/22/04 (4)	53,543	53,543
1.40%, 10/29/04 (4)	214,170	214,170
HBOS Treasury Services PLC
1.24%, 04/01/05 (4)	137,069	137,062
National City Bank (Ohio)
1.25%, 01/06/05 (4)	214,170	214,173
Nordea Bank PLC
2.11%, 06/07/05 (4)	214,170	214,141
SunTrust Bank
1.88%, 10/01/04 (4)	856,680	856,680
Toronto-Dominion Bank
1.22%, 03/23/05 (4)	374,798	374,766
1.34%, 02/10/05 (4)	85,668	85,663
1.41%, 11/01/04 (4)	160,628	160,626
1.77%, 05/10/05 (4)	107,085	107,079
1.78%, 10/29/04 (4)	107,085	107,085
1.90%, 05/11/05 (4)	107,085	107,079

		4,388,223

U.S. GOVERNMENT AGENCY NOTES—0.38%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (4)	149,919	150,177
1.80%, 01/18/05 (4)	99,589	99,047
1.80%, 01/19/05 (4)	107,085	106,496
2.06%, 05/31/05 (4)	106,770	105,292
Federal National Mortgage Association
2.33%, 07/22/05 (4)	321,255	315,155

		776,167

TOTAL SHORT-TERM INVESTMENTS (Cost: $42,841,907)		42,841,907

BOND INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Security	Principal	Value
TOTAL INVESTMENTS IN SECURITIES — 120.41% (Cost: $240,626,081) (7)		245,325,047

Other Assets, Less Liabilities — (20.41%)		(41,586,014)

NET ASSETS — 100.00%		$203,739,033

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)	To-be-announced (TBA). See Note 1.
(4)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(5)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.
(7)	As of September 30, 2004, the cost of investments for federal income tax purposes was $236,797,761. Net unrealized appreciation on securities based on tax cost was $8,527,286, resulting from gross unrealized appreciation on securities of $9,421,864 and gross unrealized depreciation on securities of $894,578.
(8)	Investments are denominated in U.S. dollars.

See accompanying notes to the schedules of investments.

GOVERNMENT MONEY MARKET FUND

Schedule of Investments

September 30, 2004 (Unaudited)

The Government Money Market Fund (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the Government Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of September 30, 2004, the value of the Fund’s investment in the Master Portfolio was $400,892,974, which represents 100.00% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Security	Principal	Value
REPURCHASE AGREEMENTS—99.99%

Banc of America Securities LLC Tri- Party Repurchase Agreement, dated 9/30/04, due 10/1/04, with a maturity value of $100,222,234 and an effective yield of 1.88%. (1)	100,217,000	$100,217,000

Credit Suisse First Boston Tri- Party Repurchase Agreement, dated 9/30/04, due 10/1/04, with a maturity value of $100,222,289 and an effective yield of 1.90%. (1)	100,217,000	100,217,000

JP Morgan Chase & Co. Tri- Party Repurchase Agreement, dated 9/30/04, due 10/1/04, with a maturity value of $100,222,289 and an effective yield of 1.90%. (1)	100,217,000	100,217,000

Lehman Brothers Tri- Party Repurchase Agreement, dated 9/30/04, due 10/1/04, with a maturity value of $100,222,234 and an effective yield of 1.88%. (1)	100,217,000	100,217,000

TOTAL REPURCHASE AGREEMENTS (Cost: $400,868,000)		400,868,000

TOTAL INVESTMENTS IN SECURITIES — 99.99% (Cost: $400,868,000) (2)		400,868,000

Other Assets, Less Liabilities — 0.01%		24,974

NET ASSETS — 100.00%		$400,892,974

(1)	See Note 1 for information regarding collateral.
(2)	As of September 30, 2004, the cost of investments for federal income tax purposes was the same as for financial statement purposes.

See accompanying notes to the schedules of investments.

INSTITUTIONAL MONEY MARKET FUND

Schedule of Investments

September 30, 2004 (Unaudited)

The Institutional Money Market Fund (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of September 30, 2004, the value of the Fund’s investment in the Master Portfolio was $4,475,492,138, which represents 89.54% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—12.80%
Abbey National Treasury Services PLC
1.33%, 02/10/05	40,000,000	$39,997,829
ABN Amro Bank NV
1.40%, 10/21/04	25,000,000	24,999,864
BNP Paribas (New York)
1.25%, 10/07/04	65,000,000	64,999,945
1.42%, 01/07/05	25,000,000	24,999,328
Deutsche Bank AG
1.32%, 11/10/04	15,000,000	14,999,917
HBOS Treasury Services PLC
1.11%, 12/17/04	25,000,000	25,000,000
Societe Generale
1.79%, 05/10/05	30,000,000	29,996,383
Svenska Handelsbanken NY
1.58%, 04/25/05	50,000,000	49,989,969
1.63%, 04/27/05	35,000,000	34,996,022
1.72%, 05/05/05	25,000,000	24,997,790
Toronto-Dominion Bank
1.34%, 02/10/05	30,000,000	29,998,372
UBS AG
1.91%, 05/11/05	25,000,000	24,996,975
UBS Finance (Delaware)
1.41%, 01/07/05	40,000,000	39,998,390
US Bank NA
1.20%, 03/28/05	10,000,000	9,997,981
Wells Fargo Bank NA
1.75%, 10/27/04	200,000,000	200,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $639,968,765)		639,968,765

Security	Face Amount	Value
COMMERCIAL PAPER— 22.14%
Alpine Securitization Corp.
1.78%, 10/26/04	98,100,000	97,978,738
Amsterdam Funding Corp.
1.78%, 10/27/04	70,000,000	69,910,011
Citigroup Global Markets Holdings Inc.
1.76%, 10/26/04	50,000,000	49,938,889
Eureka Securitization PLC
1.77%, 11/02/04	25,000,000	24,960,667
Fairway Finance LLC
1.78%, 11/01/04	61,000,000	60,906,500
Falcon Asset Securitization Corp.
1.78%, 10/22/04	100,000,000	99,896,167
Jupiter Securitization Corp.
1.78%, 10/28/04	112,325,000	112,175,046
Liberty Street Funding Corp.
1.78%, 10/22/04	78,249,000	78,167,752
1.80%, 10/29/04	29,000,000	28,959,400
Morgan Stanley
1.78%, 10/26/04	75,000,000	74,907,291
Park Avenue Receivables Corp.
1.75%, 10/18/04	50,000,000	49,958,681
Scaldis Capital LLC
1.38%, 11/05/04	15,000,000	14,979,875
1.77%, 10/19/04	50,000,000	49,955,750

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Thames Asset Global Securitization No. 1 Inc.
1.80%, 10/20/04	44,937,000	44,894,310
UBS Finance (Delaware)
1.88%, 10/01/04	175,000,000	175,000,000
Windmill Funding Corp.
1.78%, 10/26/04	25,000,000	24,969,097
1.78%, 11/03/04	49,241,000	49,160,655

TOTAL COMMERCIAL PAPER (Cost: $1,106,718,829)		1,106,718,829

Security	Face Amount	Value
MEDIUM TERM NOTES—7.02%
Beta Finance Inc.
1.41%, 11/03/04	65,000,000	65,000,000
1.45%, 01/12/05	25,000,000	24,997,500
BMW Vehicle Owner Trust 2004-A Class A-1
1.18%, 05/25/05	26,243,535	26,243,535
Capital One Auto Finance Trust 2004-A Class A-1
1.21%, 05/16/05	12,835,809	12,835,809
CIT Equipment Collateral 2004-VT1 Class A-1
1.12%, 03/20/05	14,692,436	14,692,436
Dorada Finance Inc.
1.48%, 01/18/05 (1)	25,000,000	24,998,750
K2 USA LLC
1.46%, 01/12/05	25,000,000	24,997,500
2.43%, 08/01/05	20,000,000	19,996,704
Links Finance LLC
1.30%, 03/08/05	40,000,000	39,996,000
1.44%, 11/01/04 (1)	45,000,000	45,000,000
Navistar Financial Corp. Owner Trust 2004-A Class A-1
1.08%, 04/15/05	1,985,932	1,985,932
Sigma Finance Inc.
1.48%, 04/15/05 (1)	50,000,000	49,950,000

TOTAL MEDIUM TERM NOTES (Cost: $350,696,847)		350,694,166

Security	Face Amount	Value
TIME DEPOSITS—5.19%
Branch Banking & Trust
1.88%, 10/01/04	100,000,000	100,000,000
Key Bank NA
1.95%, 10/01/04	159,345,000	159,345,000

TOTAL TIME DEPOSITS (Cost: $259,345,000)		259,345,000

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES—47.84%
American Express Centurion Bank
1.65%, 09/01/05	50,000,000	50,017,513
1.72%, 04/15/05	100,000,000	99,979,800
1.77%, 10/20/04	50,000,000	50,000,000
1.79%, 01/28/05	50,000,000	50,000,000
Bank of Nova Scotia
1.83%, 03/04/05	85,000,000	85,022,724
Beta Finance Inc.
1.65%, 11/08/04	30,000,000	29,995,500
1.80%, 03/15/05 (1)	25,000,000	25,009,151
Chase Manhattan Bank USA
1.70%, 01/13/05	50,000,000	50,000,000
Depfa Bank PLC
1.86%, 09/15/05	100,000,000	100,000,000
Dorada Finance Inc.
1.74%, 09/15/05 (1)	82,000,000	82,006,195
1.85%, 01/28/05 (1)	50,000,000	50,014,669

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Fairway Finance LLC
1.71%, 12/15/04	50,000,000	49,998,971
Goldman Sachs Group Inc.
1.78%, 02/05/04	50,000,000	50,000,000
1.81%, 07/29/05	50,000,000	50,000,000
1.88%, 02/23/05	50,000,000	50,000,000
Granite Mortgages PLC 2004-1 1A1
1.77%, 12/20/04	11,240,508	11,240,508
HBOS Treasury Services PLC
1.96%, 07/22/05 (1)	50,000,000	50,000,000
JP Morgan Securities Inc.
1.81%, 10/15/04	100,000,000	100,000,000
K2 USA LLC
1.41%, 11/01/04 (1)	35,000,000	34,999,852
1.68%, 11/08/04	25,000,000	24,999,608
1.70%, 06/10/05	50,000,000	49,995,147
Links Finance LLC
1.75%, 10/17/05	65,000,000	65,005,245
1.80%, 07/26/05 (1)	25,000,000	24,995,000
1.84%, 07/29/05	50,000,000	50,010,201
Merrill Lynch & Co. Inc.
1.66%, 02/17/05	100,000,000	99,990,000
Metropolitan Life Insurance Funding Agreement
1.70%, 07/18/05	25,000,000	25,000,000
1.75%, 07/25/05	50,000,000	50,000,000
Morgan Stanley
1.88%, 08/15/05	25,000,000	25,032,605
1.94%, 05/04/05	40,000,000	40,064,847
2.15%, 12/13/04	50,000,000	50,033,484
National City Bank
1.60%, 08/02/05	50,000,000	49,985,000
Nationwide Building Society
1.96%, 10/28/05 (1)	100,000,000	100,000,000
Nordeutsche Landesbank
1.91%, 12/20/04	100,000,000	100,007,292
Permanent Financing No.3 Series I Class A
1.70%, 12/10/04	60,000,000	60,000,000
Permanent Financing No.4 Series I Class A
1.69%, 03/10/05	125,000,000	125,000,000
Permanent Financing Series 5 Class A
1.72%, 06/10/05	40,000,000	40,000,000
Sigma Finance Inc.
1.60%, 01/25/05 (1)	75,000,000	74,995,234
1.71%, 07/15/05	25,000,000	24,994,086
Strips III LLC
1.89%, 07/25/05	36,478,602	36,478,602
Travelers Insurance Co. Funding Agreement
1.81%, 08/19/05	50,000,000	50,000,000
Westpac Banking Corp.
1.85%, 10/11/05	70,000,000	70,000,000
Winston Funding Ltd
1.69%, 04/23/09 (1)	86,400,000	86,400,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $2,391,268,553)		2,391,271,234

Security	Face Amount	Value
REPURCHASE AGREEMENTS—4.80%

Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 09/30/04, due 10/01/04, with a maturity value of $40,002,111 and an effective yield of 1.90%. (2)	40,000,000	40,000,000

Credit Suisse First Boston Tri-Party Repurchase Agreement, dated 09/30/04, due 10/01/04, with a maturity value of $40,002,111 and an effective yield of 1.90%. (2)	40,000,000	40,000,000

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Goldman Sachs & Co. Tri-Party Repurchase Agreement, dated 09/30/04, due 10/01/04, with a maturity value of $40,002,111 and an effective yield of 1.90%. (2)	40,000,000	40,000,000

JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 09/30/04, due 10/01/04, with a maturity value of $40,002,111 and an effective yield of 1.90%. (2)	40,000,000	40,000,000

Lehman Brothers Tri-Party Repurchase Agreement, dated 09/30/04, due 10/01/04, with a maturity value of $40,002,089 and an effective yield of 1.88%. (2)	40,000,000	40,000,000

Merrill Lynch Tri-Party Repurchase Agreement, dated 09/30/04, due 10/01/04, with a maturity value of $40,002,111 and an effective yield of 1.90%. (2)	40,000,000	40,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $240,000,000)		240,000,000

TOTAL INVESTMENTS IN SECURITIES — 99.79% (Cost: $4,987,997,994) (3)		4,987,997,994

Other Assets, Less Liabilities — 0.21%		10,294,434

NET ASSETS — 100.00%		$4,998,292,428

(1)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	See Note 1 for information regarding collateral.
(3)	As of September 30, 2004, the cost of investments for federal income tax purposes was the same as for financial statement purposes.

See accompanying notes to the schedules of investments.

LIFEPATH RETIREMENT PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

The LifePath Retirement Portfolio (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the LifePath Retirement Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of September 30, 2004, the value of the Fund’s investment in the Master Portfolio was $123,089,692, which represents 64.04% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Security		Value
MASTER PORTFOLIOS—85.56%

Active Stock Master Portfolio (1)		$41,644,856
CoreAlpha Bond Master Portfolio (1)		122,793,255

TOTAL MASTER PORTFOLIOS		164,438,111

Security	Shares	Value
EXCHANGE-TRADED FUNDS—13.92%

iShares MSCI EAFE Index Fund (1)	119,924	16,957,254
iShares Russell 2000 Index Fund (1) (2)	43,562	4,959,534
iShares S&P MidCap 400 Index Fund (1)	40,711	4,838,095

TOTAL EXCHANGE-TRADED FUNDS (Cost: $26,116,900)		26,754,883

Security	Shares	Value
SHORT-TERM INVESTMENTS—3.75%

COMMERCIAL PAPER—0.62%

Alpine Securitization Corp.
1.77%, 10/18/04 (3)	27,633	27,610
1.88%, 10/01/04 (3)	31,401	31,401
Amsterdam Funding Corp.
1.72%, 10/14/04 (3)	23,551	23,536
1.73%, 10/18/04 (3)	7,850	7,844
1.78%, 10/26/04 (3)	14,131	14,113
1.78%, 10/27/04 (3)	7,850	7,840
1.78%, 10/28/04 (3)	23,551	23,520
Barton Capital Corp.
1.77%, 10/15/04 (3)	18,841	18,828
1.78%, 10/18/04 (3)	31,401	31,376
1.78%, 10/19/04 (3)	23,551	23,530
Blue Ridge Asset Funding Corp.
1.72%, 10/13/04 (3)	15,701	15,692
CRC Funding LLC
1.78%, 11/09/04 (3)	15,701	15,670
Delaware Funding Corp.
1.78%, 10/22/04 (3)	7,843	7,843
1.78%, 10/26/04 (3)	7,850	7,841
1.78%, 10/27/04 (3)	16,063	16,043
Edison Asset Securitization
1.45%, 11/09/04 (3)	31,401	31,353
1.59%, 12/02/04 (3)	31,401	31,315

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Eureka Securitization Inc.
1.79%, 11/01/04 (3)	13,341	13,320
Falcon Asset Securitization Corp.
1.72%, 10/14/04 (3)	23,536	23,536
1.78%, 10/22/04 (3)	7,850	7,843
1.78%, 10/26/04 (3)	12,561	12,545
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	15,701	15,616
GIRO Funding US Corp.
1.55%, 10/15/04 (3)	20,591	20,579
1.78%, 10/27/04 (3)	14,663	14,644
Grampian Funding LLC
1.26%, 10/22/04 (3)	31,401	31,378
1.44%, 10/27/04 (3)	31,401	31,369
1.59%, 11/30/04 (3)	15,701	15,660
1.78%, 10/18/04 (3)	31,401	31,375
Jupiter Securitization Corp.
1.72%, 10/15/04 (3)	39,252	39,225
1.78%, 10/27/04 (3)	15,701	15,681
Liberty Street Funding Corp.
1.79%, 10/20/04 (3)	23,579	23,556
Nationwide Building Society
1.63%, 12/09/04 (3)	26,063	25,982
Park Avenue Receivables Corp.
1.78%, 10/25/04 (3)	15,701	15,682
1.78%, 10/28/04 (3)	19,155	19,129
Preferred Receivables Funding Corp.
1.72%, 10/14/04 (3)	62,803	62,764
1.77%, 10/06/04 (3)	31,401	31,394
1.78%, 10/15/04 (3)	15,701	15,690
1.78%, 10/19/04 (3)	7,850	7,843
1.80%, 10/28/04 (3)	23,618	23,586
Prudential Funding LLC
1.60%, 12/01/04 (3)	15,701	15,658
Ranger Funding Co. LLC
1.76%, 10/01/04 (3)	31,401	31,401
Scaldis Capital LLC
1.73%, 10/15/04 (3)	15,701	15,690
Sydney Capital Corp.
1.25%, 10/22/04 (3)	10,450	10,443
1.74%, 10/12/04 (3)	54,189	54,161
UBS Finance (Delaware)
1.11%, 12/17/04 (3)	47,102	46,990
1.88%, 10/01/04 (3)	172,708	172,708
WhistleJacket Capital LLC
1.26%, 10/20/04 (3)	7,778	7,773

		1,188,576

FLOATING RATE NOTES—0.65%

Bank of Nova Scotia
1.76%, 09/26/05 (3)	7,850	7,847
Beta Finance Inc.
1.63%, 05/04/05 (3) (4)	18,841	18,839
1.69%, 10/12/04 (3) (4)	15,701	15,701
1.80%, 03/15/05 (3) (4)	15,701	15,706
1.89%, 09/23/05 (3) (4)	28,261	28,250
1.89%, 09/27/05 (3) (4)	25,121	25,112
2.04%, 10/27/05 (3) (4)	29,831	29,866

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Canadian Imperial Bank of Commerce
1.68%, 09/13/05 (3)	47,102	47,088
CC USA Inc.
1.61%, 07/29/05 (3) (4)	31,401	31,394
1.63%, 05/04/05 (3) (4)	31,401	31,398
Den Danske Bank NY
1.68%, 08/12/05 (3)	31,401	31,393
1.77%, 08/26/05 (3)	31,401	31,393
Depfa Bank PLC
1.86%, 09/15/05 (3)	31,401	31,401
Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	26,063	26,057
Five Finance Inc.
1.79%, 04/29/05 (3) (4)	25,121	25,120
HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	31,401	31,401
K2 USA LLC
1.61%, 07/25/05 (3) (4)	15,701	15,698
1.70%, 06/10/05 (3) (4)	31,401	31,399
1.70%, 09/12/05 (3) (4)	31,401	31,396
1.79%, 10/20/05 (3) (4)	31,401	31,403
Links Finance LLC
1.68%, 04/25/05 (3)	31,401	31,413
1.71%, 04/15/05 (3) (4)	31,401	31,398
National City Bank (Ohio)
1.67%, 08/09/05 (3)	31,401	31,393
1.73%, 06/10/05 (3)	15,701	15,704
1.76%, 06/23/05 (3)	31,401	31,395
Nationwide Building Society
1.96%, 10/28/05 (3) (4)	53,382	53,390
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	31,401	31,392
Northern Rock PLC
1.56%, 01/13/05 (3) (4)	29,831	29,831
Permanent Financing PLC
1.69%, 03/10/05 (3)	31,401	31,401
1.70%, 12/10/04 (3)	15,701	15,701
1.72%, 06/10/05 (3)	14,131	14,131
Sigma Finance Inc.
1.52%, 10/07/04 (3)	31,401	31,401
1.73%, 11/15/04 (3)	31,401	31,401
1.75%, 08/17/05 (3)	15,701	15,702
1.75%, 09/15/05 (3)	39,252	39,255
Tango Finance Corp.
1.66%, 04/07/05 (3) (4)	11,524	11,524
1.66%, 05/17/05 (3) (4)	26,063	26,062
1.70%, 02/25/05 (3) (4)	17,585	17,583
1.72%, 01/18/05 (3) (4)	13,817	13,816
1.81%, 07/25/05 (3) (4)	31,401	31,399
WhistleJacket Capital LLC
1.72%, 07/15/05 (3) (4)	23,551	23,548
1.72%, 09/15/05 (3)	23,551	23,547
1.84%, 06/15/05 (3) (4)	15,701	15,698
White Pine Finance LLC
1.55%, 07/11/05 (3)	7,850	7,850
1.63%, 07/05/05 (3)	15,701	15,699
1.68%, 05/20/05 (3)	14,131	14,130
1.71%, 04/15/05 (3) (4)	23,551	23,549
1.72%, 11/15/04 (3) (4)	18,841	18,841
1.73%, 06/15/05 (3) (4)	12,875	12,875
1.80%, 03/29/05 (3)	13,503	13,501
1.80%, 08/26/05 (3) (4)	15,701	15,698

		1,258,090

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

MEDIUM-TERM NOTES—0.05%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	31,401	31,400
1.51%, 02/15/05 (3) (4)	20,411	20,423
Dorada Finance Inc.
1.48%, 01/18/05 (3) (4)	23,551	23,551
K2 USA LLC
1.46%, 01/12/05 (3) (4)	15,701	15,700
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	7,850	7,850

		98,924

MONEY MARKET FUNDS—1.73%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (1) (3)	125,606	125,606
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (1) (3)	2,809,998	2,809,998
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (1) (3)	345,416	345,416
BlackRock Temp Cash Money Market Fund (3)	13,021	13,021
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	21,097	21,097

		3,315,138

REPURCHASE AGREEMENTS—0.31%

Banc of America Securities LLC
1.90%, 10/01/04 (3) (5)	94,204	94,204
Bank of America N.A.
1.90%, 10/01/04 (3) (5)	219,810	219,810
Goldman Sachs & Co.
1.90%, 10/01/04 (3) (5)	204,109	204,109
Lehman Brothers Inc.
1.90%, 10/01/04 (3) (5)	81,644	81,644

		599,767

TIME DEPOSITS—0.33%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	31,401	31,401
1.33%, 02/10/05 (3)	15,701	15,700
1.39%, 02/02/05 (3)	15,701	15,700
1.39%, 04/08/05 (3)	21,981	21,979
1.40%, 10/25/04 (3)	31,401	31,401
Bank of New York
1.39%, 11/01/04 (3)	31,401	31,401
1.60%, 12/03/04 (3)	7,850	7,850
Bank of Nova Scotia
1.13%, 10/06/04 (3)	31,401	31,401
1.24%, 10/07/04 (3)	23,551	23,551
1.42%, 10/29/04 (3)	23,552	23,552
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	23,551	23,551
1.38%, 11/22/04 (3)	7,850	7,850
1.40%, 10/29/04 (3)	31,401	31,401

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	20,097	20,096
National City Bank (Ohio)
1.25%, 01/06/05 (3)	31,401	31,402
Nordea Bank PLC
2.11%, 06/07/05 (3)	31,401	31,397
SunTrust Bank
1.88%, 10/01/04 (3)	125,606	125,606
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	54,952	54,948
1.34%, 02/10/05 (3)	12,561	12,552
1.41%, 11/01/04 (3)	23,551	23,551
1.77%, 05/10/05 (3)	15,701	15,700
1.78%, 10/29/04 (3)	15,701	15,701
1.90%, 05/11/05 (3)	15,701	15,700

		643,391

U.S. GOVERNMENT AGENCY NOTES—0.06%

Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (3)	21,981	22,019
1.80%, 01/18/05 (3)	14,602	14,522
1.80%, 01/19/05 (3)	15,701	15,614
2.06%, 05/31/05 (3)	15,654	15,438
Federal National Mortgage Association
2.33%, 07/22/05 (3)	47,102	46,208

		113,801

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,217,687)		7,217,687

TOTAL INVESTMENTS — 103.23% (6)		198,410,681

Other Assets, Less Liabilities — (3.23%)		(6,212,190)

NET ASSETS — 100.00%		$192,198,491

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.
(6)	As of September 30, 2004, the cost of investments for federal income tax purposes was $33,348,218. Net unrealized appreciation on securities based on tax cost was $624,352, resulting from gross unrealized appreciation on securities of $731,868 and gross unrealized depreciation on securities of $107,516.

See accompanying notes to the schedules of investments.

LIFEPATH 2010 PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

The LifePath 2010 Portfolio (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the LifePath 2010 Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of September 30, 2004, the value of the Fund’s investment in the Master Portfolio was $342,213,650, which represents 70.71% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Security		Value
MASTER PORTFOLIOS—82.01%

Active Stock Master Portfolio (1)		$149,346,617
CoreAlpha Bond Master Portfolio (1)		247,564,744

TOTAL MASTER PORTFOLIOS		396,911,361

Security	Shares	Value
EXCHANGE-TRADED FUNDS—17.63%

iShares MSCI EAFE Index Fund (1) (2)	407,372	57,602,401
iShares Russell 2000 Index Fund (1) (2)	122,693	13,968,598
iShares S&P MidCap 400 Index Fund (1) (2)	115,778	13,759,057

TOTAL EXCHANGE-TRADED FUNDS (Cost: $83,424,500)		85,330,056

Security	Shares	Value
SHORT-TERM INVESTMENTS—7.69%

COMMERCIAL PAPER—1.71%

Alpine Securitization Corp.
1.77%, 10/18/04 (3)	192,092	191,932
1.88%, 10/01/04 (3)	218,286	218,286
Amsterdam Funding Corp.
1.72%, 10/14/04 (3)	163,715	163,613
1.73%, 10/18/04 (3)	54,572	54,527
1.78%, 10/26/04 (3)	98,229	98,108
1.78%, 10/27/04 (3)	54,572	54,501
1.78%, 10/28/04 (3)	163,715	163,496
Barton Capital Corp.
1.77%, 10/15/04 (3)	130,972	130,882
1.78%, 10/18/04 (3)	218,286	218,104
1.78%, 10/19/04 (3)	163,715	163,569
Blue Ridge Asset Funding Corp.
1.72%, 10/13/04 (3)	109,143	109,081
CRC Funding LLC
1.78%, 11/09/04 (3)	109,143	108,933
Delaware Funding Corp.
1.78%, 10/22/04 (3)	54,572	54,515
1.78%, 10/26/04 (3)	54,572	54,504
1.78%, 10/27/04 (3)	111,664	111,521
Edison Asset Securitization
1.45%, 11/09/04 (3)	218,286	217,944
1.59%, 12/02/04 (3)	218,286	217,689
Eureka Securitization Inc.
1.79%, 11/01/04 (3)	92,739	92,596

Falcon Asset Securitization Corp.
1.72%, 10/14/04 (3)	163,715	163,613
1.78%, 10/22/04 (3)	54,572	54,515
1.78%, 10/26/04 (3)	87,315	87,207
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	109,143	108,554
GIRO Funding US Corp.
1.55%, 10/15/04 (3)	143,141	143,055
1.78%, 10/27/04 (3)	101,927	101,796
Grampian Funding LLC
1.26%, 10/22/04 (3)	218,286	218,127
1.44%, 10/27/04 (3)	218,286	218,059
1.59%, 11/30/04 (3)	109,143	108,854
1.78%, 10/18/04 (3)	218,286	218,103
Jupiter Securitization Corp.
1.72%, 10/15/04 (3)	272,858	272,675
1.78%, 10/27/04 (3)	109,143	109,003
Liberty Street Funding Corp.
1.79%, 10/20/04 (3)	163,907	163,752
Nationwide Building Society
1.63%, 12/09/04 (3)	181,178	180,612
Park Avenue Receivables Corp.
1.78%, 10/25/04 (3)	109,143	109,014
1.78%, 10/28/04 (3)	133,155	132,978
Preferred Receivables Funding Corp.
1.72%, 10/14/04 (3)	436,573	436,302
1.77%, 10/06/04 (3)	218,286	218,233
1.78%, 10/15/04 (3)	109,143	109,068
1.78%, 10/19/04 (3)	54,572	54,523
1.80%, 10/28/04 (3)	164,180	163,958
Prudential Funding LLC
1.60%, 12/01/04 (3)	109,143	108,847
Ranger Funding Co. LLC
1.76%, 10/01/04 (3)	218,286	218,286
Scaldis Capital LLC
1.73%, 10/15/04 (3)	109,143	109,070
Sydney Capital Corp.
1.25%, 10/22/04 (3)	72,646	72,593
1.74%, 10/12/04 (3)	376,697	376,497
UBS Finance (Delaware)
1.11%, 12/17/04 (3)	327,430	326,652
1.88%, 10/01/04 (3)	1,200,576	1,200,576
WhistleJacket Capital LLC
1.26%, 10/20/04 (3)	54,070	54,034

		8,262,357

FLOATING RATE NOTES—1.81%

Bank of Nova Scotia
1.76%, 09/26/05 (3)	54,572	54,548
Beta Finance Inc.
1.63%, 05/04/05 (3) (4)	130,972	130,956
1.69%, 10/12/04 (3) (4)	109,143	109,143
1.80%, 03/15/05 (3) (4)	109,143	109,184
1.89%, 09/23/05 (3) (4)	196,458	196,381
1.89%, 09/27/05 (3) (4)	174,629	174,560
2.04%, 10/27/05 (3) (4)	207,372	207,616
Canadian Imperial Bank of Commerce
1.68%, 09/13/05 (3)	327,430	327,328
CC USA Inc.
1.61%, 07/29/05 (3) (4)	218,286	218,232
1.63%, 05/04/05 (3) (4)	218,286	218,261
Den Danske Bank NY
1.68%, 08/12/05 (3)	218,286	218,230
1.77%, 08/26/05 (3)	218,286	218,227
Depfa Bank PLC
1.86%, 09/15/05 (3)	218,286	218,286

Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	181,178	181,133
Five Finance Inc.
1.79%, 04/29/05 (3) (4)	174,629	174,619
HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	218,286	218,286
K2 USA LLC
1.61%, 07/25/05 (3) (4)	109,143	109,125
1.70%, 06/10/05 (3) (4)	218,286	218,268
1.70%, 09/12/05 (3) (4)	218,286	218,245
1.79%, 10/20/05 (3) (4)	218,286	218,294
Links Finance LLC
1.68%, 04/25/05 (3)	218,286	218,367
1.71%, 04/15/05 (3) (4)	218,286	218,263
National City Bank (Ohio)
1.67%, 08/09/05 (3)	218,286	218,231
1.73%, 06/10/05 (3)	109,143	109,167
1.76%, 06/23/05 (3)	218,286	218,239
Nationwide Building Society
1.96%, 10/28/05 (3) (4)	371,087	371,139
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	218,286	218,224
Northern Rock PLC
1.56%, 01/13/05 (3) (4)	207,372	207,372
Permanent Financing PLC
1.69%, 03/10/05 (3)	218,286	218,286
1.70%, 12/10/04 (3)	109,143	109,143
1.72%, 06/10/05 (3)	98,229	98,229
Sigma Finance Inc.
1.52%, 10/07/04 (3)	218,286	218,286
1.73%, 11/15/04 (3)	218,286	218,284
1.75%, 08/17/05 (3)	109,143	109,152
1.75%, 09/15/05 (3)	272,858	272,882
Tango Finance Corp.
1.66%, 04/07/05 (3) (4)	80,111	80,107
1.66%, 05/17/05 (3) (4)	181,178	181,172
1.70%, 02/25/05 (3) (4)	122,240	122,231
1.72%, 01/18/05 (3) (4)	96,046	96,043
1.81%, 07/25/05 (3) (4)	218,286	218,269
WhistleJacket Capital LLC
1.72%, 07/15/05 (3) (4)	163,715	163,689
1.72%, 09/15/05 (3)	163,715	163,684
1.84%, 06/15/05 (3) (4)	109,143	109,126
White Pine Finance LLC
1.55%, 07/11/05 (3)	54,572	54,567
1.63%, 07/05/05 (3)	109,143	109,125
1.68%, 05/20/05 (3)	98,229	98,223
1.71%, 04/15/05 (3) (4)	163,715	163,697
1.72%, 11/15/04 (3) (4)	130,972	130,972
1.73%, 06/15/05 (3) (4)	89,497	89,497
1.80%, 03/29/05 (3)	93,863	93,853
1.80%, 08/26/05 (3) (4)	109,143	109,124

		8,745,565

MEDIUM-TERM NOTES—0.14%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	218,286	218,275
1.51%, 02/15/05 (3) (4)	141,886	141,970
Dorada Finance Inc.
1.48%, 01/18/05 (3) (4)	163,715	163,712
K2 USA LLC
1.46%, 01/12/05 (3) (4)	109,143	109,140
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	54,572	54,568

		687,665

MONEY MARKET FUNDS—2.09%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (1) (3)	873,146	873,146
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (1) (3)	6,592,829	6,592,829
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (1) (3)	2,401,151	2,401,151
BlackRock Temp Cash Money Market Fund (3)	90,514	90,514
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	146,653	146,653

		10,104,293

REPURCHASE AGREEMENTS—0.86%

Banc of America Securities LLC
1.90%, 10/01/04 (3) (5)	654,859	654,859
Bank of America N.A.
1.90%, 10/01/04 (3) (5)	1,528,005	1,528,005
Goldman Sachs & Co.
1.90%, 10/01/04 (3) (5)	1,418,862	1,418,862
Lehman Brothers Inc.
1.90%, 10/01/04 (3) (5)	567,545	567,545

		4,169,271

TIME DEPOSITS—0.92%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	218,286	218,286
1.33%, 02/10/05 (3)	109,138	109,138
1.39%, 02/02/05 (3)	109,143	109,138
1.39%, 04/08/05 (3)	152,801	152,789
1.40%, 10/25/04 (3)	218,286	218,284
Bank of New York
1.39%, 11/01/04 (3)	218,286	218,285
1.60%, 12/03/04 (3)	54,572	54,567
Bank of Nova Scotia
1.13%, 10/06/04 (3)	218,286	218,286
1.24%, 10/07/04 (3)	163,715	163,715
1.42%, 10/29/04 (3)	163,715	163,716
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	163,715	163,714
1.38%, 11/22/04 (3)	54,572	54,572
1.40%, 10/29/04 (3)	218,286	218,286
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	139,703	139,696
National City Bank (Ohio)
1.25%, 01/06/05 (3)	218,286	218,289
Nordea Bank PLC
2.11%, 06/07/05 (3)	218,286	218,257
SunTrust Bank
1.88%, 10/01/04 (3)	873,146	873,146
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	382,001	381,970
1.34%, 02/10/05 (3)	87,315	87,310
1.41%, 11/01/04 (3)	163,715	163,713
1.77%, 05/10/05 (3)	109,143	109,137
1.78%, 10/29/04 (3)	109,143	109,143
1.90%, 05/11/05 (3)	109,143	109,137

		4,472,574

U.S. GOVERNMENT AGENCY NOTES—0.16%

Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (3)	152,801	153,063
1.80%, 01/18/05 (3)	101,503	100,950
1.80%, 01/19/05 (3)	109,143	108,543
2.06%, 05/31/05 (3)	108,822	107,315

Federal National Mortgage Association
2.33%, 07/22/05 (3)	327,430	321,213

		791,084

TOTAL SHORT-TERM INVESTMENTS (Cost: $37,232,809)		37,232,809

TOTAL INVESTMENTS — 107.33% (6)		519,474,226

Other Assets, Less Liabilities — (7.33%)		(35,488,161)

NET ASSETS — 100.00%		$483,986,065

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.
(6)	As of September 30, 2004, the cost of investments for federal income tax purposes was $120,771,796. Net unrealized appreciation on securities based on tax cost was $1,791,069, resulting from gross unrealized appreciation on securities of $2,268,981 and gross unrealized depreciation on securities of $477,912.

See accompanying notes to the schedules of investments.

LIFEPATH 2020 PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

The LifePath 2020 Portfolio (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the LifePath 2020 Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of September 30, 2004, the value of the Fund’s investment in the Master Portfolio was $604,958,435, which represents 75.86% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Security		Value
MASTER PORTFOLIOS—76.95%

Active Stock Master Portfolio (1)		$344,815,762
CoreAlpha Bond Master Portfolio (1)		268,770,289

TOTAL MASTER PORTFOLIOS		613,586,051

Security	Shares	Value
EXCHANGE-TRADED FUNDS—22.81%

iShares MSCI EAFE Index Fund (1)	906,436	128,170,050
iShares Russell 2000 Index Fund (1) (2)	237,503	27,039,717
iShares S&P MidCap 400 Index Fund (1) (2)	224,964	26,734,722

TOTAL EXCHANGE-TRADED FUNDS (Cost: $176,808,191)		181,944,489

Security	Shares	Value
SHORT-TERM INVESTMENTS—5.68%

COMMERCIAL PAPER—1.26%

Alpine Securitization Corp.
1.77%, 10/18/04 (3)	233,041	232,847
1.88%, 10/01/04 (3)	264,820	264,820
Amsterdam Funding Corp.
1.72%, 10/14/04 (3)	198,615	198,492
1.73%, 10/18/04 (3)	66,205	66,151
1.78%, 10/26/04 (3)	119,169	119,022
1.78%, 10/27/04 (3)	66,205	66,120
1.78%, 10/28/04 (3)	198,615	198,350
Barton Capital Corp.
1.77%, 10/15/04 (3)	158,892	158,782
1.78%, 10/18/04 (3)	264,820	264,598
1.78%, 10/19/04 (3)	198,615	198,438
Blue Ridge Asset Funding Corp.
1.72%, 10/13/04 (3)	132,410	132,334
CRC Funding LLC
1.78%, 11/09/04 (3)	132,410	132,155
Delaware Funding Corp.
1.78%, 10/22/04 (3)	66,205	66,136
1.78%, 10/26/04 (3)	66,205	66,123
1.78%, 10/27/04 (3)	135,469	135,294
Edison Asset Securitization
1.45%, 11/09/04 (3)	264,820	264,404
1.59%, 12/02/04 (3)	264,820	264,095
Eureka Securitization Inc.
1.79%, 11/01/04 (3)	112,509	112,335

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Falcon Asset Securitization Corp.
1.72%, 10/14/04 (3)	198,615	198,492
1.78%, 10/22/04 (3)	66,205	66,136
1.78%, 10/26/04 (3)	105,928	105,797
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	132,410	131,695
GIRO Funding US Corp.
1.55%, 10/15/04 (3)	173,656	173,551
1.78%, 10/27/04 (3)	123,655	123,496
Grampian Funding LLC
1.26%, 10/22/04 (3)	264,820	264,626
1.44%, 10/27/04 (3)	264,820	264,544
1.59%, 11/30/04 (3)	132,410	132,059
1.78%, 10/18/04 (3)	264,820	264,597
Jupiter Securitization Corp.
1.72%, 10/15/04 (3)	331,025	330,803
1.78%, 10/27/04 (3)	132,410	132,240
Liberty Street Funding Corp.
1.79%, 10/20/04 (3)	198,848	198,660
Nationwide Building Society
1.63%, 12/09/04 (3)	219,800	219,114
Park Avenue Receivables Corp.
1.78%, 10/25/04 (3)	132,410	132,253
1.78%, 10/28/04 (3)	161,540	161,324
Preferred Receivables Funding Corp.
1.72%, 10/14/04 (3)	529,639	529,310
1.77%, 10/06/04 (3)	264,820	264,755
1.78%, 10/15/04 (3)	132,410	132,318
1.78%, 10/19/04 (3)	66,205	66,146
1.80%, 10/28/04 (3)	199,179	198,910
Prudential Funding LLC
1.60%, 12/01/04 (3)	132,410	132,051
Ranger Funding Co. LLC
1.76%, 10/01/04 (3)	264,820	264,820
Scaldis Capital LLC
1.73%, 10/15/04 (3)	132,410	132,321
Sydney Capital Corp.
1.25%, 10/22/04 (3)	88,132	88,068
1.74%, 10/12/04 (3)	456,999	456,756
UBS Finance (Delaware)
1.11%, 12/17/04 (3)	397,230	396,286
1.88%, 10/01/04 (3)	1,456,508	1,456,508
WhistleJacket Capital LLC
1.26%, 10/20/04 (3)	65,596	65,552

		10,023,684

FLOATING RATE NOTES—1.33%

Bank of Nova Scotia
1.76%, 09/26/05 (3)	66,205	66,176
Beta Finance Inc.
1.63%, 05/04/05 (3) (4)	158,892	158,873
1.69%, 10/12/04 (3) (4)	132,410	132,409
1.80%, 03/15/05 (3) (4)	132,410	132,458
1.89%, 09/23/05 (3) (4)	238,338	238,244
1.89%, 09/27/05 (3) (4)	211,856	211,772
2.04%, 10/27/05 (3) (4)	251,579	251,875
Canadian Imperial Bank of Commerce
1.68%, 09/13/05 (3)	397,230	397,107
CC USA Inc.
1.61%, 07/29/05 (3) (4)	264,820	264,754
1.63%, 05/04/05 (3) (4)	264,820	264,788

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Den Danske Bank NY
1.68%, 08/12/05 (3)	264,820	264,751
1.77%, 08/26/05 (3)	264,820	264,748
Depfa Bank PLC
1.86%, 09/15/05 (3)	264,820	264,820
Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	219,800	219,746
Five Finance Inc.
1.79%, 04/29/05 (3) (4)	211,856	211,844
HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	264,820	264,820
K2 USA LLC
1.61%, 07/25/05 (3) (4)	132,410	132,388
1.70%, 06/10/05 (3) (4)	264,820	264,797
1.70%, 09/12/05 (3) (4)	264,820	264,770
1.79%, 10/20/05 (3) (4)	264,820	264,829
Links Finance LLC
1.68%, 04/25/05 (3)	264,820	264,917
1.71%, 04/15/05 (3) (4)	264,820	264,791
National City Bank (Ohio)
1.67%, 08/09/05 (3)	264,820	264,752
1.73%, 06/10/05 (3)	132,410	132,438
1.76%, 06/23/05 (3)	264,820	264,763
Nationwide Building Society
1.96%, 10/28/05 (3) (4)	450,193	450,256
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	264,820	264,743
Northern Rock PLC
1.56%, 01/13/05 (3) (4)	251,579	251,579
Permanent Financing PLC
1.69%, 03/10/05 (3)	264,820	264,820
1.70%, 12/10/04 (3)	132,410	132,410
1.72%, 06/10/05 (3)	119,169	119,169
Sigma Finance Inc.
1.52%, 10/07/04 (3)	264,820	264,819
1.73%, 11/15/04 (3)	264,820	264,817
1.75%, 08/17/05 (3)	132,410	132,420
1.75%, 09/15/05 (3)	331,025	331,054
Tango Finance Corp.
1.66%, 04/07/05 (3) (4)	97,189	97,184
1.66%, 05/17/05 (3) (4)	219,800	219,793
1.70%, 02/25/05 (3) (4)	148,299	148,287
1.72%, 01/18/05 (3) (4)	116,521	116,517
1.81%, 07/25/05 (3) (4)	264,820	264,798
WhistleJacket Capital LLC
1.72%, 07/15/05 (3) (4)	198,615	198,584
1.72%, 09/15/05 (3)	198,615	198,577
1.84%, 06/15/05 (3) (4)	132,410	132,388
White Pine Finance LLC
1.55%, 07/11/05 (3)	66,205	66,199
1.63%, 07/05/05 (3)	132,410	132,388
1.68%, 05/20/05 (3)	119,169	119,161
1.71%, 04/15/05 (3) (4)	198,615	198,593
1.72%, 11/15/04 (3) (4)	158,892	158,892
1.73%, 06/15/05 (3) (4)	108,576	108,576
1.80%, 03/29/05 (3)	113,872	113,860
1.80%, 08/26/05 (3) (4)	132,410	132,386

		10,609,900

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

MEDIUM-TERM NOTES—0.11%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	264,820	264,805
1.51%, 02/15/05 (3) (4)	172,133	172,233
Dorada Finance Inc.
1.48%, 01/18/05 (3) (4)	198,615	198,612
K2 USA LLC
1.46%, 01/12/05 (3) (4)	132,410	132,406
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	66,205	66,200

		834,256

MONEY MARKET FUNDS—1.55%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (1) (3)	1,059,279	1,059,279
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (1) (3)	8,126,091	8,126,091
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (1) (3)	2,913,017	2,913,017
BlackRock Temp Cash Money Market Fund (3)	109,810	109,810
Short-Term Investment Co.- Prime Money Market Portfolio, Institutional Shares (3)	177,916	177,916

		12,386,113

REPURCHASE AGREEMENTS—0.63%

Banc of America Securities LLC
1.90%, 10/01/04 (3) (5)	794,459	794,459
Bank of America N.A.
1.90%, 10/01/04 (3) (5)	1,853,738	1,853,738
Goldman Sachs & Co.
1.90%, 10/01/04 (3) (5)	1,721,328	1,721,328
Lehman Brothers Inc.
1.90%, 10/01/04 (3) (5)	688,531	688,531

		5,058,056

TIME DEPOSITS—0.68%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	264,820	264,820
1.33%, 02/10/05 (3)	132,410	132,403
1.39%, 02/02/05 (3)	132,410	132,403
1.39%, 04/08/05 (3)	185,356	185,356
1.40%, 10/25/04 (3)	264,820	264,817
Bank of New York
1.39%, 11/01/04 (3)	264,820	264,817
1.60%, 12/03/04 (3)	66,205	66,199
Bank of Nova Scotia
1.13%, 10/06/04 (3)	264,820	264,820
1.24%, 10/07/04 (3)	198,615	198,614
1.42%, 10/29/04 (3)	198,615	198,616
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	198,615	198,614
1.38%, 11/22/04 (3)	66,205	66,206
1.40%, 10/29/04 (3)	264,820	264,819
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	169,485	169,476
National City Bank (Ohio)
1.25%, 01/06/05 (3)	264,820	264,823
Nordea Bank PLC
2.11%, 06/07/05 (3)	264,820	264,784

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

SunTrust Bank
1.88%, 10/01/04 (3)	1,059,279	1,059,279
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	463,434	463,396
1.34%, 02/10/05 (3)	105,928	105,922
1.41%, 11/01/04 (3)	198,615	198,613
1.77%, 05/10/05 (3)	132,410	132,402
1.78%, 10/29/04 (3)	132,410	132,410
1.90%, 05/11/05 (3)	132,410	132,402

		5,426,011

U.S. GOVERNMENT AGENCY NOTES—0.12%

Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (3)	185,374	185,692
1.80%, 01/18/05 (3)	123,141	122,470
1.80%, 01/19/05 (3)	132,410	131,682
2.06%, 05/31/05 (3)	132,021	130,192
Federal National Mortgage Association
2.33%, 07/22/05 (3)	397,230	389,687

		959,723

TOTAL SHORT-TERM INVESTMENTS (Cost: $45,297,743)		45,297,743

TOTAL INVESTMENTS — 105.44% (6)		840,828,283

Other Assets, Less Liabilities — (5.44%)		(43,413,590)

NET ASSETS — 100.00%		$797,414,693

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.
(6)	As of September 30, 2004, the cost of investments for federal income tax purposes was $222,131,602. Net unrealized appreciation on securities based on tax cost was $5,110,630, resulting from gross unrealized appreciation on securities of $5,781,515 and gross unrealized depreciation on securities of $670,885.

See accompanying notes to the schedules of investments.

LIFEPATH 2030 PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

The LifePath 2030 Portfolio (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the LifePath 2030 Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of September 30, 2004, the value of the Fund’s investment in the Master Portfolio was $325,683,002, which represents 74.37% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Security		Value
MASTER PORTFOLIOS—72.56%

Active Stock Master Portfolio (1)		$229,344,383
CoreAlpha Bond Master Portfolio (1)		88,398,284

TOTAL MASTER PORTFOLIOS		317,742,667

Security	Shares	Value
EXCHANGE-TRADED FUNDS—27.12%

iShares MSCI EAFE Index Fund (1) (2)	606,885	85,813,539
iShares Russell 2000 Index Fund (1) (2)	146,530	16,682,441
iShares S&P MidCap 400 Index Fund (1)	136,973	16,277,871

TOTAL EXCHANGE-TRADED FUNDS (Cost: $115,615,953)		118,773,851

Security	Shares	Value
SHORT-TERM INVESTMENTS—5.12%

COMMERCIAL PAPER—1.03%

Alpine Securitization Corp.
1.77%, 10/18/04 (3)	105,318	105,230
1.88%, 10/01/04 (3)	119,679	119,680
Amsterdam Funding Corp.
1.72%, 10/14/04 (3)	89,759	89,704
1.73%, 10/18/04 (3)	29,882	29,882
1.78%, 10/26/04 (3)	53,856	53,789
1.78%, 10/27/04 (3)	29,920	29,881
1.78%, 10/28/04 (3)	89,759	89,640
Barton Capital Corp.
1.77%, 10/15/04 (3)	71,807	71,758
1.78%, 10/18/04 (3)	119,679	119,579
1.78%, 10/19/04 (3)	89,759	89,679
Blue Ridge Asset Funding Corp.
1.72%, 10/13/04 (3)	59,840	59,805
CRC Funding LLC
1.78%, 11/09/04 (3)	59,840	59,724
Delaware Funding Corp.
1.78%, 10/22/04 (3)	29,920	29,889
1.78%, 10/26/04 (3)	29,920	29,883
1.78%, 10/27/04 (3)	61,222	61,143
Edison Asset Securitization
1.45%, 11/09/04 (3)	119,679	119,491
1.59%, 12/02/04 (3)	119,679	119,351
Eureka Securitization Inc.
1.79%, 11/01/04 (3)	50,846	50,767
Falcon Asset Securitization Corp.
1.72%, 10/14/04 (3)	89,759	89,704
1.78%, 10/22/04 (3)	29,920	29,889
1.78%, 10/26/04 (3)	47,872	47,812
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	59,840	59,517
GIRO Funding US Corp.
1.55%, 10/15/04 (3)	78,480	78,432
1.78%, 10/27/04 (3)	55,883	55,811

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Grampian Funding LLC
1.26%, 10/22/04 (3)	119,679	119,591
1.44%, 10/27/04 (3)	119,679	119,555
1.59%, 11/30/04 (3)	59,840	59,681
1.78%, 10/18/04 (3)	119,679	119,579
Jupiter Securitization Corp.
1.72%, 10/15/04 (3)	149,599	149,499
1.78%, 10/27/04 (3)	59,840	59,763
Liberty Street Funding Corp.
1.79%, 10/20/04 (3)	89,865	89,780
Nationwide Building Society
1.63%, 12/09/04 (3)	99,334	99,023
Park Avenue Receivables Corp.
1.78%, 10/25/04 (3)	59,840	59,769
1.78%, 10/28/04 (3)	73,004	72,907
Preferred Receivables Funding Corp.
1.72%, 10/14/04 (3)	239,358	239,210
1.77%, 10/06/04 (3)	119,679	119,650
1.78%, 10/15/04 (3)	59,840	59,798
1.78%, 10/19/04 (3)	29,920	29,893
1.80%, 10/28/04 (3)	90,014	89,893
Prudential Funding LLC
1.60%, 12/01/04 (3)	59,840	59,677
Ranger Funding Co. LLC
1.76%, 10/01/04 (3)	119,679	119,680
Scaldis Capital LLC
1.73%, 10/15/04 (3)	59,840	59,799
Sydney Capital Corp.
1.25%, 10/22/04 (3)	39,829	39,800
1.74%, 10/12/04 (3)	206,530	206,420
UBS Finance (Delaware)
1.11%, 12/17/04 (3)	179,519	179,092
1.88%, 10/01/04 (3)	658,235	658,235
WhistleJacket Capital LLC
1.26%, 10/20/04 (3)	29,645	29,625

		4,529,959

FLOATING RATE NOTES—1.09%

Bank of Nova Scotia
1.76%, 09/26/05 (3)	29,920	29,907
Beta Finance Inc.
1.63%, 05/04/05 (3) (4)	71,807	71,800
1.69%, 10/12/04 (3) (4)	59,840	59,839
1.80%, 03/15/05 (3) (4)	59,840	59,861
1.89%, 09/23/05 (3) (4)	107,711	107,669
1.89%, 09/27/05 (3) (4)	95,743	95,706
2.04%, 10/27/05 (3) (4)	113,695	113,829
Canadian Imperial Bank of Commerce
1.68%, 09/13/05 (3)	179,519	179,463
CC USA Inc.
1.61%, 07/29/05 (3) (4)	119,679	119,649
1.63%, 05/04/05 (3) (4)	119,679	119,666
Den Danske Bank NY
1.68%, 08/12/05 (3)	119,679	119,648
1.77%, 08/26/05 (3)	119,679	119,647
Depfa Bank PLC
1.86%, 09/15/05 (3)	119,679	119,680
Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	99,334	99,309
Five Finance Inc.
1.79%, 04/29/05 (3) (4)	95,743	95,738
HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	119,679	119,680
K2 USA LLC
1.61%, 07/25/05 (3) (4)	59,840	59,830
1.70%, 06/10/05 (3) (4)	119,679	119,669
1.70%, 09/12/05 (3) (4)	119,679	119,657
1.79%, 10/20/05 (3) (4)	119,679	119,684
Links Finance LLC
1.68%, 04/25/05 (3)	119,679	119,724
1.71%, 04/15/05 (3) (4)	119,679	119,666

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

National City Bank (Ohio)
1.67%, 08/09/05 (3)	119,679	119,648
1.73%, 06/10/05 (3)	59,840	59,853
1.76%, 06/23/05 (3)	119,679	119,653
Nationwide Building Society
1.96%, 10/28/05 (3) (4)	203,454	203,483
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	119,679	119,645
Northern Rock PLC
1.56%, 01/13/05 (3) (4)	113,695	113,695
Permanent Financing PLC
1.69%, 03/10/05 (3)	119,679	119,680
1.70%, 12/10/04 (3)	59,840	59,840
1.72%, 06/10/05 (3)	53,856	53,856
Sigma Finance Inc.
1.52%, 10/07/04 (3)	119,679	119,679
1.73%, 11/15/04 (3)	119,679	119,678
1.75%, 08/17/05 (3)	59,840	59,844
1.75%, 09/15/05 (3)	149,599	149,612
Tango Finance Corp.
1.66%, 04/07/05 (3) (4)	43,922	43,920
1.66%, 05/17/05 (3) (4)	99,334	99,331
1.70%, 02/25/05 (3) (4)	67,020	67,015
1.72%, 01/18/05 (3) (4)	52,659	52,657
1.81%, 07/25/05 (3) (4)	119,679	119,669
WhistleJacket Capital LLC
1.72%, 07/15/05 (3) (4)	89,759	89,745
1.72%, 09/15/05 (3)	89,759	89,742
1.84%, 06/15/05 (3) (4)	59,840	59,830
White Pine Finance LLC
1.55%, 07/11/05 (3)	29,920	29,917
1.63%, 07/05/05 (3)	59,840	59,830
1.68%, 05/20/05 (3)	53,856	53,852
1.71%, 04/15/05 (3) (4)	89,759	89,750
1.72%, 11/15/04 (3) (4)	71,807	71,807
1.73%, 06/15/05 (3) (4)	49,068	49,068
1.80%, 03/29/05 (3)	51,462	51,456
1.80%, 08/26/05 (3) (4)	59,840	59,829

		4,794,905

MEDIUM-TERM NOTES—0.09%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	119,679	119,673
1.51%, 02/15/05 (3) (4)	77,791	77,837
Dorada Finance Inc.
1.48%, 01/18/05 (3) (4)	89,759	89,759
K2 USA LLC
1.46%, 01/12/05 (3) (4)	59,840	59,838
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	29,920	29,918

		377,025

MONEY MARKET FUNDS—1.73%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (1) (3)	478,716	478,716
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (1) (3)	5,629,101	5,629,101
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (1) (3)	1,316,470	1,316,470
BlackRock Temp Cash Money Market Fund (3)	49,626	49,626
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	80,405	80,405

		7,554,318

REPURCHASE AGREEMENTS—0.52%

Banc of America Securities LLC
1.90%, 10/01/04 (3) (5)	359,037	359,037
Bank of America N.A.
1.90%, 10/01/04 (3) (5)	837,754	837,754
Goldman Sachs & Co.
1.90%, 10/01/04 (3) (5)	777,914	777,914
Lehman Brothers Inc.
1.90%, 10/01/04 (3) (5)	311,166	311,166

		2,285,871

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

TIME DEPOSITS—0.56%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	119,679	119,680
1.33%, 02/10/05 (3)	59,840	59,837
1.39%, 02/02/05 (3)	59,840	59,837
1.39%, 04/08/05 (3)	83,775	83,769
1.40%, 10/25/04 (3)	119,679	119,678
Bank of New York
1.39%, 11/01/04 (3)	119,679	119,678
1.60%, 12/03/04 (3)	29,920	29,917
Bank of Nova Scotia
1.13%, 10/06/04 (3)	119,679	119,680
1.24%, 10/07/04 (3)	89,759	89,759
1.42%, 10/29/04 (3)	89,759	89,760
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	89,759	89,759
1.38%, 11/22/04 (3)	29,920	29,920
1.40%, 10/29/04 (3)	119,679	119,679
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	76,595	76,591
National City Bank (Ohio)
1.25%, 01/06/05 (3)	119,679	119,681
Nordea Bank PLC
2.11%, 06/07/05 (3)	119,679	119,663
SunTrust Bank
1.88%, 10/01/04 (3)	478,716	478,716
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	209,438	209,421
1.34%, 02/10/05 (3)	47,872	47,869
1.41%, 11/01/04 (3)	89,759	89,759
1.77%, 05/10/05 (3)	59,840	59,836
1.78%, 10/29/04 (3)	59,840	59,840
1.90%, 05/11/05 (3)	59,840	59,836

		2,452,165

U.S. GOVERNMENT AGENCY NOTES—0.10%

Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (3)	83,775	83,919
1.80%, 01/18/05 (3)	55,651	55,347
1.80%, 01/19/05 (3)	59,840	59,510
2.06%, 05/31/05 (3)	59,664	58,837
Federal National Mortgage Association
2.33%, 07/22/05 (3)	179,519	176,110

		433,723

TOTAL SHORT-TERM INVESTMENTS (Cost: $22,427,966)		22,427,966

TOTAL INVESTMENTS — 104.80% (6)		458,944,484

Other Assets, Less Liabilities — (4.80%)		(21,021,086)

NET ASSETS — 100.00%		$437,923,398

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

(5)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.
(6)	As of September 30, 2004, the cost of investments for federal income tax purposes was $138,184,474. Net unrealized appreciation on securities based on tax cost was $3,017,343, resulting from gross unrealized appreciation on securities of $3,854,662 and gross unrealized depreciation on securities of $837,319.

See accompanying notes to the schedules of investments.

LIFEPATH 2040 PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

The LifePath 2040 Portfolio (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the LifePath 2040 Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of September 30, 2004, the value of the Fund’s investment in the Master Portfolio was $201,843,674, which represents 76.16% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Security		Value
MASTER PORTFOLIOS—71.25%

Active Stock Master Portfolio (1)		$163,344,826
CoreAlpha Bond Master Portfolio (1)		25,491,040

TOTAL MASTER PORTFOLIOS		188,835,866

Security	Shares	Value
EXCHANGE-TRADED FUNDS—28.72%

iShares MSCI EAFE Index Fund (1) (2)	378,439	53,511,275
iShares Russell 2000 Index Fund (1) (2)	100,526	11,444,885
iShares S&P MidCap 400 Index Fund (1) (2)	93,914	11,160,740

TOTAL EXCHANGE-TRADED FUNDS (Cost: $74,106,297)		76,116,900

Security	Shares	Value
SHORT-TERM INVESTMENTS—9.00%

COMMERCIAL PAPER—2.13%

Alpine Securitization Corp.
1.77%, 10/18/04 (3)	131,256	131,146
1.88%, 10/01/04 (3)	149,154	149,154
Amsterdam Funding Corp.
1.72%, 10/14/04 (3)	111,866	111,796
1.73%, 10/18/04 (3)	37,289	37,258
1.78%, 10/26/04 (3)	67,119	67,036
1.78%, 10/27/04 (3)	37,289	37,241
1.78%, 10/28/04 (3)	111,866	111,716
Barton Capital Corp.
1.77%, 10/15/04 (3)	89,492	89,431
1.78%, 10/18/04 (3)	149,154	149,029
1.78%, 10/19/04 (3)	111,866	111,767
Blue Ridge Asset Funding Corp.
1.72%, 10/13/04 (3)	74,577	74,534
CRC Funding LLC
1.78%, 11/09/04 (3)	74,577	74,433
Delaware Funding Corp.
1.78%, 10/22/04 (3)	37,289	37,250
1.78%, 10/26/04 (3)	37,289	37,242
1.78%, 10/27/04 (3)	76,300	76,202
Edison Asset Securitization
1.45%, 11/09/04 (3)	149,154	148,920
1.59%, 12/02/04 (3)	149,154	148,746
Eureka Securitization Inc.
1.79%, 11/01/04 (3)	63,368	63,270

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Falcon Asset Securitization Corp.
1.72%, 10/14/04 (3)	111,866	111,796
1.78%, 10/22/04 (3)	37,289	37,250
1.78%, 10/26/04 (3)	59,662	59,588
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	74,577	74,175
GIRO Funding US Corp.
1.55%, 10/15/04 (3)	97,808	97,749
1.78%, 10/27/04 (3)	69,646	69,556
Grampian Funding LLC
1.26%, 10/22/04 (3)	149,154	149,045
1.44%, 10/27/04 (3)	149,154	148,999
1.59%, 11/30/04 (3)	74,577	74,379
1.78%, 10/18/04 (3)	149,154	149,029
Jupiter Securitization Corp.
1.72%, 10/15/04 (3)	186,443	186,318
1.78%, 10/27/04 (3)	74,577	74,481
Liberty Street Funding Corp.
1.79%, 10/20/04 (3)	111,997	111,891
Nationwide Building Society
1.63%, 12/09/04 (3)	123,798	123,411
Park Avenue Receivables Corp.
1.78%, 10/25/04 (3)	74,577	74,489
1.78%, 10/28/04 (3)	90,984	90,863
Preferred Receivables Funding Corp.
1.72%, 10/14/04 (3)	298,308	298,123
1.77%, 10/06/04 (3)	149,154	149,117
1.78%, 10/15/04 (3)	74,577	74,525
1.78%, 10/19/04 (3)	37,289	37,255
1.80%, 10/28/04 (3)	112,183	112,032
Prudential Funding LLC
1.60%, 12/01/04 (3)	74,577	74,375
Ranger Funding Co. LLC
1.76%, 10/01/04 (3)	149,154	149,154
Scaldis Capital LLC
1.73%, 10/15/04 (3)	74,577	74,527
Sydney Capital Corp.
1.25%, 10/22/04 (3)	49,638	49,602
1.74%, 10/12/04 (3)	257,395	257,258
UBS Finance (Delaware)
1.11%, 12/17/04 (3)	223,731	223,200
1.88%, 10/01/04 (3)	820,347	820,347
WhistleJacket Capital LLC
1.26%, 10/20/04 (3)	36,945	36,921

		5,645,626

FLOATING RATE NOTES—2.26%

Bank of Nova Scotia
1.76%, 09/26/05 (3)	37,289	37,272
Beta Finance Inc.
1.63%, 05/04/05 (3) (4)	89,492	89,482
1.69%, 10/12/04 (3) (4)	74,577	74,577
1.80%, 03/15/05 (3) (4)	74,577	74,604
1.89%, 09/23/05 (3) (4)	134,239	134,186
1.89%, 09/27/05 (3) (4)	119,323	119,276
2.04%, 10/27/05 (3) (4)	141,696	141,863
Canadian Imperial Bank of Commerce
1.68%, 09/13/05 (3)	223,731	223,662
CC USA Inc.
1.61%, 07/29/05 (3) (4)	149,154	149,117
1.63%, 05/04/05 (3) (4)	149,154	149,137

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Den Danske Bank NY
1.68%, 08/12/05 (3)	149,154	149,115
1.77%, 08/26/05 (3)	149,154	149,114
Depfa Bank PLC
1.86%, 09/15/05 (3)	149,154	149,154
Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	123,798	123,767
Five Finance Inc.
1.79%, 04/29/05 (3) (4)	119,323	119,317
HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	149,154	149,154
K2 USA LLC
1.61%, 07/25/05 (3) (4)	74,577	74,565
1.70%, 06/10/05 (3) (4)	149,154	149,141
1.70%, 09/12/05 (3) (4)	149,154	149,126
1.79%, 10/20/05 (3) (4)	149,154	149,159
Links Finance LLC
1.68%, 04/25/05 (3)	149,154	149,209
1.71%, 04/15/05 (3) (4)	149,154	149,138
National City Bank (Ohio)
1.67%, 08/09/05 (3)	149,154	149,116
1.73%, 06/10/05 (3)	74,577	74,593
1.76%, 06/23/05 (3)	149,154	149,122
Nationwide Building Society
1.96%, 10/28/05 (3) (4)	253,562	253,597
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	149,154	149,111
Northern Rock PLC
1.56%, 01/13/05 (3) (4)	141,696	141,696
Permanent Financing PLC
1.69%, 03/10/05 (3)	149,154	149,154
1.70%, 12/10/04 (3)	74,577	74,577
1.72%, 06/10/05 (3)	67,119	67,119
Sigma Finance Inc.
1.52%, 10/07/04 (3)	149,154	149,154
1.73%, 11/15/04 (3)	149,154	149,153
1.75%, 08/17/05 (3)	74,577	74,583
1.75%, 09/15/05 (3)	186,443	186,459
Tango Finance Corp.
1.66%, 04/07/05 (3) (4)	54,740	54,737
1.66%, 05/17/05 (3) (4)	123,798	123,794
1.70%, 02/25/05 (3) (4)	83,526	83,520
1.72%, 01/18/05 (3) (4)	65,628	65,626
1.81%, 07/25/05 (3) (4)	149,154	149,142
WhistleJacket Capital LLC
1.72%, 07/15/05 (3) (4)	111,866	111,848
1.72%, 09/15/05 (3)	111,866	111,844
1.84%, 06/15/05 (3) (4)	74,577	74,565
White Pine Finance LLC
1.55%, 07/11/05 (3)	37,289	37,285
1.63%, 07/05/05 (3)	74,577	74,565
1.68%, 05/20/05 (3)	67,119	67,115
1.71%, 04/15/05 (3) (4)	111,866	111,854
1.72%, 11/15/04 (3) (4)	89,492	89,492
1.73%, 06/15/05 (3) (4)	61,153	61,153
1.80%, 03/29/05 (3)	64,136	64,129
1.80%, 08/26/05 (3) (4)	74,577	74,564

		5,975,802

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

MEDIUM-TERM NOTES—0.18%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	149,154	149,146
1.51%, 02/15/05 (3) (4)	96,950	97,007
Dorada Finance Inc.
1.48%, 01/18/05 (3) (4)	111,866	111,864
K2 USA LLC
1.46%, 01/12/05 (3) (4)	74,577	74,575
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	37,289	37,286

		469,878

MONEY MARKET FUNDS—2.00%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (1) (3)	596,616	596,616
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (1) (3)	2,911,877	2,911,877
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (1) (3)	1,640,695	1,640,695
BlackRock Temp Cash Money Market Fund (3)	61,848	61,848
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	100,207	100,207

		5,311,243

REPURCHASE AGREEMENTS—1.08%

Banc of America Securities LLC
1.90%, 10/01/04 (3) (5)	447,462	447,462
Bank of America N.A.
1.90%, 10/01/04 (3) (5)	1,044,079	1,044,079
Goldman Sachs & Co.
1.90%, 10/01/04 (3) (5)	969,502	969,502
Lehman Brothers Inc.
1.90%, 10/01/04 (3) (5)	387,801	387,801

		2,848,844

TIME DEPOSITS—1.15%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	149,154	149,154
1.33%, 02/10/05 (3)	74,577	74,573
1.39%, 02/02/05 (3)	74,577	74,573
1.39%, 04/08/05 (3)	104,408	104,400
1.40%, 10/25/04 (3)	149,150	149,150
Bank of New York
1.39%, 11/01/04 (3)	149,154	149,153
1.60%, 12/03/04 (3)	37,289	37,285
Bank of Nova Scotia
1.13%, 10/06/04 (3)	149,154	149,154
1.24%, 10/07/04 (3)	111,866	111,865
1.42%, 10/29/04 (3)	111,866	111,867
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	111,866	111,865
1.38%, 11/22/04 (3)	37,289	37,289
1.40%, 10/29/04 (3)	149,154	149,154
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	95,459	95,454
National City Bank (Ohio)
1.25%, 01/06/05 (3)	149,154	149,156
Nordea Bank PLC
2.11%, 06/07/05 (3)	149,154	149,134
SunTrust Bank
1.88%, 10/01/04 (3)	596,616	596,616

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Toronto-Dominion Bank
1.22%, 03/23/05 (3)	261,020	260,998
1.34%, 02/10/05 (3)	59,662	59,658
1.41%, 11/01/04 (3)	111,866	111,865
1.77%, 05/10/05 (3)	74,577	74,573
1.78%, 10/29/04 (3)	74,577	74,577
1.90%, 05/11/05 (3)	74,577	74,573

		3,056,086

U.S. GOVERNMENT AGENCY NOTES—0.20%

Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (3)	104,408	104,587
1.80%, 01/18/05 (3)	69,357	68,979
1.80%, 01/19/05 (3)	74,577	74,167
2.06%, 05/31/05 (3)	74,358	73,328
Federal National Mortgage Association
2.33%, 07/22/05 (3)	223,731	219,483

		540,544

TOTAL SHORT-TERM INVESTMENTS (Cost: $23,848,023)		23,848,023

TOTAL INVESTMENTS — 108.97% (6)		288,800,789

Other Assets, Less Liabilities — (8.97%)		(23,761,694)

NET ASSETS — 100.00%		$265,039,095

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.
(6)	As of September 30, 2004, the cost of investments for federal income tax purposes was $98,105,035. Net unrealized appreciation on securities based on tax cost was $1,859,888, resulting from gross unrealized appreciation on securities of $2,407,888 and gross unrealized depreciation on securities of $548,000.

See accompanying notes to the schedules of investments.

MONEY MARKET FUND

Schedule of Investments

September 30, 2004 (Unaudited)

The Money Market Fund (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of September 30, 2004, the value of the Fund’s investment in the Master Portfolio was $161,057,523, which represents 3.22% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—12.80%

Abbey National Treasury Services PLC
1.33%, 02/10/05	40,000,000	$39,997,829
ABN Amro Bank NV
1.40%, 10/21/04	25,000,000	24,999,864
BNP Paribas (New York)
1.25%, 10/07/04	65,000,000	64,999,945
1.42%, 01/07/05	25,000,000	24,999,328
Deutsche Bank AG
1.32%, 11/10/04	15,000,000	14,999,917
HBOS Treasury Services PLC
1.11%, 12/17/04	25,000,000	25,000,000
Societe Generale
1.79%, 05/10/05	30,000,000	29,996,383
Svenska Handelsbanken NY
1.58%, 04/25/05	50,000,000	49,989,969
1.63%, 04/27/05	35,000,000	34,996,022
1.72%, 05/05/05	25,000,000	24,997,790
Toronto-Dominion Bank
1.34%, 02/10/05	30,000,000	29,998,372
UBS AG
1.91%, 05/11/05	25,000,000	24,996,975
UBS Finance (Delaware)
1.41%, 01/07/05	40,000,000	39,998,390
US Bank NA
1.20%, 03/28/05	10,000,000	9,997,981
Wells Fargo Bank NA
1.75%, 10/27/04	200,000,000	200,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $639,968,765)		639,968,765

Security	Face Amount	Value
COMMERCIAL PAPER—22.14%

Alpine Securitization Corp.
1.78%, 10/26/04	98,100,000	97,978,738
Amsterdam Funding Corp.
1.78%, 10/27/04	70,000,000	69,910,011
Citigroup Global Markets Holdings Inc.
1.76%, 10/26/04	50,000,000	49,938,889
Eureka Securitization PLC
1.77%, 11/02/04	25,000,000	24,960,667
Fairway Finance LLC
1.78%, 11/01/04	61,000,000	60,906,500
Falcon Asset Securitization Corp.
1.78%, 10/22/04	100,000,000	99,896,167
Jupiter Securitization Corp.
1.78%, 10/28/04	112,325,000	112,175,046
Liberty Street Funding Corp.
1.78%, 10/22/04	78,249,000	78,167,752
1.80%, 10/29/04	29,000,000	28,959,400
Morgan Stanley
1.78%, 10/26/04	75,000,000	74,907,291
Park Avenue Receivables Corp.
1.75%, 10/18/04	50,000,000	49,958,681

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Scaldis Capital LLC
1.38%, 11/05/04	15,000,000	14,979,875
1.77%, 10/19/04	50,000,000	49,955,750
Thames Asset Global Securitization No. 1 Inc.
1.80%, 10/20/04	44,937,000	44,894,310
UBS Finance (Delaware)
1.88%, 10/01/04	175,000,000	175,000,000
Windmill Funding Corp.
1.78%, 10/26/04	25,000,000	24,969,097
1.78%, 11/03/04	49,241,000	49,160,655

TOTAL COMMERCIAL PAPER (Cost: $1,106,718,829)		1,106,718,829

Security	Face Amount	Value
MEDIUM TERM NOTES—7.02%

Beta Finance Inc.
1.41%, 11/03/04	65,000,000	65,000,000
1.45%, 01/12/05	25,000,000	24,997,500
BMW Vehicle Owner Trust 2004-A Class A-1
1.18%, 05/25/05	26,243,535	26,243,535
Capital One Auto Finance Trust 2004-A Class A-1
1.21%, 05/16/05	12,835,809	12,835,809
CIT Equipment Collateral 2004-VT1 Class A-1
1.12%, 03/20/05	14,692,436	14,692,436
Dorada Finance Inc.
1.48%, 01/18/05 (1)	25,000,000	24,998,750
K2 USA LLC
1.46%, 01/12/05	25,000,000	24,997,500
2.43%, 08/01/05	20,000,000	19,996,704
Links Finance LLC
1.30%, 03/08/05	40,000,000	39,996,000
1.44%, 11/01/04 (1)	45,000,000	45,000,000
Navistar Financial Corp. Owner Trust 2004-A Class A-1
1.08%, 04/15/05	1,985,932	1,985,932
Sigma Finance Inc.
1.48%, 04/15/05 (1)	50,000,000	49,950,000

TOTAL MEDIUM TERM NOTES (Cost: $350,696,847)		350,694,166

Security	Face Amount	Value
TIME DEPOSITS—5.19%

Branch Banking & Trust
1.88%, 10/01/04	100,000,000	100,000,000
Key Bank NA
1.95%, 10/01/04	159,345,000	159,345,000

TOTAL TIME DEPOSITS (Cost: $259,345,000)		259,345,000

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES—47.84%

American Express Centurion Bank
1.65%, 09/01/05	50,000,000	50,017,513
1.72%, 04/15/05	100,000,000	99,979,800
1.77%, 10/20/04	50,000,000	50,000,000
1.79%, 01/28/05	50,000,000	50,000,000
Bank of Nova Scotia
1.83%, 03/04/05	85,000,000	85,022,724
Beta Finance Inc.
1.65%, 11/08/04	30,000,000	29,995,500
1.80%, 03/15/05 (1)	25,000,000	25,009,151
Chase Manhattan Bank USA
1.70%, 01/13/05	50,000,000	50,000,000
Depfa Bank PLC
1.86%, 09/15/05	100,000,000	100,000,000

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Dorada Finance Inc.
1.74%, 09/15/05 (1)	82,000,000	82,006,195
1.85%, 01/28/05 (1)	50,000,000	50,014,669
Fairway Finance LLC
1.71%, 12/15/04	50,000,000	49,998,971
Goldman Sachs Group Inc.
1.78%, 02/05/04	50,000,000	50,000,000
1.81%, 07/29/05	50,000,000	50,000,000
1.88%, 02/23/05	50,000,000	50,000,000
Granite Mortgages PLC 2004-1 1A1
1.77%, 12/20/04	11,240,508	11,240,508
HBOS Treasury Services PLC
1.96%, 07/22/05 (1)	50,000,000	50,000,000
JP Morgan Securities Inc.
1.81%, 10/15/04	100,000,000	100,000,000
K2 USA LLC
1.41%, 11/01/04 (1)	35,000,000	34,999,852
1.68%, 11/08/04	25,000,000	24,999,608
1.70%, 06/10/05	50,000,000	49,995,147
Links Finance LLC
1.75%, 10/17/05	65,000,000	65,005,245
1.80%, 07/26/05 (1)	25,000,000	24,995,000
1.84%, 07/29/05	50,000,000	50,010,201
Merrill Lynch & Co. Inc.
1.66%, 02/17/05	100,000,000	99,990,000
Metropolitan Life Insurance Funding Agreement
1.70%, 07/18/05	25,000,000	25,000,000
1.75%, 07/25/05	50,000,000	50,000,000
Morgan Stanley
1.88%, 08/15/05	25,000,000	25,032,605
1.94%, 05/04/05	40,000,000	40,064,847
2.15%, 12/13/04	50,000,000	50,033,484
National City Bank
1.60%, 08/02/05	50,000,000	49,985,000
Nationwide Building Society
1.96%, 10/28/05 (1)	100,000,000	100,000,000
Nordeutsche Landesbank
1.91%, 12/20/04	100,000,000	100,007,292
Permanent Financing No.3 Series I Class A
1.70%, 12/10/04	60,000,000	60,000,000
Permanent Financing No.4 Series I Class A
1.69%, 03/10/05	125,000,000	125,000,000
Permanent Financing Series 5 Class A
1.72%, 06/10/05	40,000,000	40,000,000
Sigma Finance Inc.
1.60%, 01/25/05 (1)	75,000,000	74,995,234
1.71%, 07/15/05	25,000,000	24,994,086
Strips III LLC
1.89%, 07/25/05	36,478,602	36,478,602
Travelers Insurance Co. Funding Agreement
1.81%, 08/19/05	50,000,000	50,000,000
Westpac Banking Corp.
1.85%, 10/11/05	70,000,000	70,000,000
Winston Funding Ltd
1.69%, 04/23/09 (1)	86,400,000	86,400,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $2,391,268,553)		2,391,271,234

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Security	Face Amount	Value
REPURCHASE AGREEMENTS—4.80%

Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 09/30/04, due 10/01/04, with a maturity value of $40,002,111 and an effective yield of 1.90%. (2)	40,000,000	40,000,000

Credit Suisse First Boston Tri-Party Repurchase Agreement, dated 09/30/04, due 10/01/04, with a maturity value of $40,002,111 and an effective yield of 1.90%. (2)	40,000,000	40,000,000

Goldman Sachs & Co. Tri-Party Repurchase Agreement, dated 09/30/04, due 10/01/04, with a maturity value of $40,002,111 and an effective yield of 1.90%. (2)	40,000,000	40,000,000

JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 09/30/04, due 10/01/04, with a maturity value of $40,002,111 and an effective yield of 1.90%. (2)	40,000,000	40,000,000

Lehman Brothers Tri-Party Repurchase Agreement, dated 09/30/04, due 10/01/04, with a maturity value of $40,002,089 and an effective yield of 1.88%. (2)	40,000,000	40,000,000

Merrill Lynch Tri-Party Repurchase Agreement, dated 09/30/04, due 10/01/04, with a maturity value of $40,002,111 and an effective yield of 1.90%. (2)	40,000,000	40,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $240,000,000)		240,000,000

TOTAL INVESTMENTS IN SECURITIES — 99.79% (Cost: $4,987,997,994) (3)		4,987,997,994

Other Assets, Less Liabilities — 0.21%		10,294,434

NET ASSETS — 100.00%		$4,998,292,428

(1)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	See Note 1 for information regarding collateral.
(3)	As of September 30, 2004, the cost of investments for federal income tax purposes was the same as for financial statement purposes.

See accompanying notes to the schedules of investments.

PRIME MONEY MARKET FUND

Schedule of Investments

September 30, 2004 (Unaudited)

The Prime Money Market Fund (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the Prime Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of September 30, 2004, the value of the Fund’s investment in the Master Portfolio was $5,922,964,282, which represents 94.85% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—8.17%

Abbey National Treasury Services PLC
1.33%, 02/10/05	15,000,000	$14,999,187
BNP Paribas (New York)
1.25%, 10/07/04	35,000,000	34,999,971
1.29%, 03/04/05	10,000,000	9,998,944
1.42%, 01/07/05	25,000,000	24,999,328
Danske Bank A/S
1.47%, 11/10/04	25,000,000	24,997,496
Deutsche Bank AG
1.32%, 11/10/04	15,000,000	14,999,917
Fortis Bank
1.41%, 04/08/05	25,000,000	24,999,353
HBOS Treasury Services PLC
1.44%, 11/15/04	40,000,000	39,999,751
Nordea Bank
1.47%, 04/15/05	25,000,000	24,997,988
Societe Generale
1.79%, 05/10/05	30,000,000	29,996,383
Svenska Handelsbanken NY
1.28%, 01/24/05	40,000,000	39,997,988
1.58%, 04/25/05	30,000,000	29,993,981
1.63%, 04/27/05	15,000,000	14,998,296
1.72%, 05/05/05	25,000,000	24,997,790
Toronto-Dominion Bank
1.22%, 03/23/05	15,000,000	14,997,364
1.34%, 02/10/05	10,000,000	9,999,457
UBS AG
1.91%, 05/11/05	30,000,000	29,996,371
Wells Fargo Bank NA
1.75%, 10/27/04	100,000,000	100,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $509,969,565)		509,969,565

Security	Face Amount	Value
COMMERCIAL PAPER—27.84%

Alpine Securitization Corp.
1.78%, 10/12/04	72,012,000	71,972,834
Amsterdam Funding Corp.
1.75%, 10/18/04	20,000,000	19,983,472
Citigroup Global Markets Holdings Inc.
1.76%, 10/26/04	150,000,000	149,816,666
Eureka Securitization PLC
1.76%, 10/27/04 (1)	55,000,000	54,929,890
1.77%, 11/04/04 (1)	50,000,000	49,916,417
Falcon Asset Securitization Corp.
1.76%, 10/18/04	100,000,000	99,916,889
1.78%, 10/19/04	52,890,000	52,842,928
1.78%, 10/22/04	70,000,000	69,927,317
Jupiter Securitization Corp.
1.78%, 11/04/04	27,888,000	27,841,117
Kitty Hawk Funding Corp.
1.75%, 10/19/04	65,080,000	65,023,055
1.77%, 10/20/04	158,043,000	157,895,361
Liberty Street Funding Corp.
1.77%, 10/18/04	25,000,000	24,979,104
Morgan Stanley
1.78%, 10/22/04	100,000,000	99,896,167
1.78%, 10/26/04	100,000,000	99,876,389

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Park Avenue Receivables Corp.
1.75%, 10/18/04	135,000,000	134,888,438
1.78%, 10/25/04	16,165,000	16,145,817
Scaldis Capital LLC
1.77%, 10/19/04	50,000,000	49,955,750
1.78%, 10/18/04	20,789,000	20,771,526
Societe Generale NA
1.38%, 11/08/04	15,000,000	14,978,150
Thames Asset Global Securitization No. 1 Inc.
1.75%, 10/18/04	54,591,000	54,545,886
1.78%, 10/15/04	27,013,000	26,994,301
UBS Finance (Delaware)
1.88%, 10/1/04	275,000,000	275,000,000
Variable Funding Capital Corp.
1.78%, 11/03/04	20,500,000	20,466,551
Windmill Funding Corp.
1.78%, 10/20/04	80,000,000	79,924,845

TOTAL COMMERCIAL PAPER (Cost: $1,738,488,870)		1,738,488,870

Security	Face Amount	Value
MEDIUM TERM NOTES—2.81%

Associates Corp. NA
7.75%, 02/15/05	10,000,000	10,235,743
Beta Finance Inc.
1.45%, 01/12/05	25,000,000	24,997,500
Dorada Finance Inc.
1.43%, 10/27/04 (1)	20,000,000	20,000,000
1.48%, 01/18/05 (1)	25,000,000	24,998,750
K2 USA LLC
1.41%, 11/01/04 (1)	25,000,000	24,999,892
1.46%, 01/12/05	25,000,000	24,997,500
2.43%, 08/01/05	20,000,000	19,996,704
Links Finance LLC
1.30%, 03/08/05	25,000,000	24,997,500

TOTAL MEDIUM TERM NOTES (Cost: $175,223,589)		175,223,589

Security	Face Amount	Value
TIME DEPOSITS—2.97%

Branch Banking & Trust
1.88%, 10/1/04	150,000,000	150,000,000
Key Bank NA
1.95%, 10/1/04	35,574,000	35,574,000

TOTAL TIME DEPOSITS (Cost: $185,574,000)		185,574,000

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES—54.23%

Abbey National Treasury Services PLC
1.74%, 11/19/04	46,000,000	45,998,488
American Express Centurion Bank
1.65%, 09/01/05	75,000,000	75,027,051
1.77%, 10/20/04	50,000,000	50,000,000
1.77%, 09/20/05	50,000,000	50,000,000
1.80%, 02/25/05	25,000,000	25,001,009
Banque Nationale de Paris
1.59%, 10/03/05	50,000,000	49,974,500
Bayerische Landesbank
1.83%, 06/29/05	95,000,000	95,013,675
Beta Finance Inc.
1.69%, 10/12/04 (1)	50,000,000	49,995,000
1.70%, 08/15/05 (1)	100,000,000	99,973,660
Citigroup Inc.
1.78%, 02/07/05	41,300,000	41,319,536

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Danske Bank
1.74%, 08/22/05	100,000,000	99,970,000
1.77%, 08/26/05	50,000,000	49,985,000
Depfa Bank PLC
1.86%, 09/15/05	50,000,000	50,000,000
Dorada Finance Inc.
1.61%, 07/29/05 (1)	50,000,000	49,987,596
1.76%, 08/15/05 (1)	75,000,000	75,016,448
1.85%, 01/28/05 (1)	50,000,000	50,014,669
Fairway Finance LLC
1.70%, 12/13/04	100,000,000	99,997,970
General Electric Capital Corp.
1.82%, 02/03/05	25,250,000	25,264,948
1.86%, 10/25/04	99,500,000	99,506,209
2.01%, 03/15/05	50,500,000	50,544,195
Goldman Sachs Group Inc.
1.78%, 10/15/04	50,000,000	50,000,000
1.81%, 07/29/05	50,000,000	50,000,000
1.88%, 02/23/05	50,000,000	50,000,000
Granite Mortgages PLC 2004-1 1A1
1.77%, 12/20/04	11,240,508	11,240,508
HBOS Treasury Services PLC
1.92%, 03/14/05 (1)	75,000,000	75,036,660
K2 USA LLC
1.61%, 07/25/05	50,000,000	49,991,841
1.64%, 03/07/05	28,000,000	27,998,169
1.68%, 11/08/04	25,000,000	24,999,608
1.70%, 09/12/05 (1)	80,000,000	79,984,000
Links Finance LLC
1.76%, 12/15/04 (1)	50,000,000	50,003,138
1.80%, 07/26/05 (1)	50,000,000	49,990,000
1.84%, 07/29/05	50,000,000	50,010,201
Merrill Lynch & Co. Inc.
1.66%, 02/17/05	50,000,000	49,995,000
1.92%, 04/05/05	41,000,000	41,053,685
2.07%, 01/14/05	20,000,000	20,020,049
Morgan Stanley
1.88%, 08/15/05	75,000,000	75,097,816
National City Bank
1.60%, 08/02/05	50,000,000	49,985,000
1.71%, 01/03/05	95,000,000	95,020,808
1.73%, 06/10/05	35,000,000	35,007,573
1.76%, 01/19/05	30,000,000	29,997,664
Nationwide Building Society
1.68%, 07/22/05 (1)	25,000,000	25,015,825
1.96%, 10/28/05 (1)	50,000,000	50,000,000
Permanent Financing No.3 Series I Class A
1.70%, 12/10/04	50,000,000	50,000,000
Permanent Financing No.4 Series I Class A
1.69%, 03/10/05	140,000,000	140,000,000
Permanent Financing Series 5 Class A
1.72%, 06/10/05	40,000,000	40,000,000
Royal Bank of Scotland
1.61%, 08/08/05	50,000,000	49,982,500
1.76%, 09/29/05	89,000,000	88,959,389
Sigma Finance Inc.
1.52%, 10/07/04 (1)	50,000,000	49,990,000
1.60%, 01/25/05 (1)	25,000,000	24,998,411
1.65%, 08/05/05	50,000,000	49,986,440
1.71%, 07/15/05	25,000,000	24,994,086
1.75%, 09/15/05	50,000,000	50,004,782
1.77%, 01/21/05 (1)	50,000,000	49,992,500
US Bank NA
1.69%, 09/15/05	100,000,000	99,980,000
1.75%, 03/30/05	25,000,000	24,991,750
1.78%, 03/18/05	70,000,000	70,003,270
1.80%, 09/30/05	100,000,000	99,991,500

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Wells Fargo Bank NA
1.59%, 02/01/05	100,000,000	100,000,000
1.61%, 03/02/05	50,000,000	50,000,000
1.69%, 03/11/05	50,000,000	49,997,449

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $3,386,909,576)		3,386,909,576

Security	Face Amount	Value
REPURCHASE AGREEMENTS—3.84%

Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 09/30/04, due 10/1/04, with a maturity value of $40,002,111 and an effective yield of 1.90%. (2)	40,000,000	40,000,000

Credit Suisse First Boston Tri-Party Repurchase Agreement, dated 09/30/04, due 10/1/04, with a maturity value of $40,002,111 and an effective yield of 1.90%. (2)	40,000,000	40,000,000

Goldman Sachs & Co. Tri-Party Repurchase Agreement, dated 09/30/04, due 10/1/04, with a maturity value of $40,002,111 and an effective yield of 1.90%. (2)	40,000,000	40,000,000

JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 09/30/04, due 10/1/04, with a maturity value of $40,002,111 and an effective yield of 1.90%. (2)	40,000,000	40,000,000

Lehman Brothers Tri-Party Repurchase Agreement, dated 09/30/04, due 10/1/04, with a maturity value of $40,002,089 and an effective yield of 1.88%. (2)	40,000,000	40,000,000

Merrill Lynch Tri-Party Repurchase Agreement, dated 09/30/04, due 10/1/04, with a maturity value of $40,002,111 and an effective yield of 1.90%. (2)	40,000,000	40,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $240,000,000)		240,000,000

TOTAL INVESTMENTS IN SECURITIES — 99.86% (Cost: $6,236,165,600) (3)		6,236,165,600

Other Assets, Less Liabilities — 0.14%		8,697,519

NET ASSETS — 100.00%		$6,244,863,119

(1)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	See Note 1 for information regarding collateral.
(3)	As of September 30, 2004, the cost of investments for federal income tax purposes was the same as for financial statement purposes.

See accompanying notes to the schedules of investments.

S&P 500 STOCK FUND

Schedule of Investments

September 30, 2004 (Unaudited)

The S&P 500 Stock Fund (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of September 30, 2004, the value of the Fund’s investment in the Master Portfolio was $505,290,430, which represents 22.26% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Security	Shares	Value
COMMON STOCKS—95.80%
ADVERTISING—0.17%
Interpublic Group of Companies Inc. (1)	87,407	$925,640
Omnicom Group Inc.	39,435	2,881,121

		3,806,761

AEROSPACE & DEFENSE—1.69%
Boeing Co. (The)	175,486	9,058,587
General Dynamics Corp.	41,758	4,263,492
Goodrich (B.F.) Co.	24,543	769,669
Lockheed Martin Corp.	93,241	5,200,983
Northrop Grumman Corp.	74,991	3,999,270
Raytheon Co.	94,217	3,578,362
Rockwell Collins Inc.	36,998	1,374,106
United Technologies Corp.	106,986	9,990,353

		38,234,822

AGRICULTURE—1.13%
Altria Group Inc.	428,602	20,161,438
Monsanto Co.	55,404	2,017,814
Reynolds American Inc.	31,000	2,109,240
UST Inc.	34,534	1,390,339

		25,678,831

AIRLINES—0.10%
Delta Air Lines Inc. (1) (2)	25,289	83,201
Southwest Airlines Co.	164,834	2,245,039

		2,328,240

APPAREL—0.41%
Coach Inc. (1)	39,254	1,665,155
Jones Apparel Group Inc. (2)	26,317	942,149
Liz Claiborne Inc. (2)	22,630	853,604
Nike Inc. Class B	55,066	4,339,201
Reebok International Ltd.	12,520	459,734
VF Corp.	22,925	1,133,641

		9,393,484

AUTO MANUFACTURERS—0.59%
Ford Motor Co.	381,884	5,365,470
General Motors Corp. (2)	117,771	5,002,912
Navistar International Corp. (1)	14,573	541,970
PACCAR Inc.	36,601	2,529,827

		13,440,179

AUTO PARTS & EQUIPMENT—0.21%
Cooper Tire & Rubber Co.	15,125	305,071
Dana Corp.	31,106	550,265
Delphi Corp. (2)	116,913	1,086,122
Goodyear Tire & Rubber Co. (The) (1) (2)	35,918	385,759
Johnson Controls Inc.	39,642	2,252,062
Visteon Corp. (2)	26,782	213,988

		4,793,267

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

BANKS—6.32%
AmSouth Bancorp (2)	73,486	1,793,058
Bank of America Corp.	850,011	36,830,977
Bank of New York Co. Inc. (The)	162,184	4,730,907
BB&T Corp.	116,365	4,618,527
Comerica Inc. (2)	36,141	2,144,968
Fifth Third Bancorp (2)	119,048	5,859,543
First Horizon National Corp. (2)	25,687	1,113,788
Huntington Bancshares Inc. (2)	47,868	1,192,392
KeyCorp	85,598	2,704,897
M&T Bank Corp.	24,517	2,346,277
Marshall & Ilsley Corp. (2)	46,344	1,867,663
Mellon Financial Corp.	88,551	2,451,977
National City Corp.	139,014	5,368,721
North Fork Bancorp Inc. (2)	65,084	2,892,984
Northern Trust Corp. (2)	45,977	1,875,862
PNC Financial Services Group	58,832	3,182,811
Regions Financial Corp.	96,510	3,190,621
SouthTrust Corp.	69,520	2,896,203
State Street Corp.	70,071	2,992,732
SunTrust Banks Inc.	74,786	5,265,682
Synovus Financial Corp. (2)	64,614	1,689,656
U.S. Bancorp	393,330	11,367,237
Wachovia Corp.	273,801	12,854,957
Wells Fargo & Co.	352,747	21,034,304
Zions Bancorporation	18,680	1,140,227

		143,406,971

BEVERAGES—2.24%
Anheuser-Busch Companies Inc.	167,742	8,378,713
Brown-Forman Corp. Class B	25,341	1,160,618
Coca-Cola Co. (The)	507,376	20,320,409
Coca-Cola Enterprises Inc.	98,057	1,853,277
Coors (Adolph) Co. Class B	7,760	527,059
Pepsi Bottling Group Inc.	53,729	1,458,742
PepsiCo Inc.	354,318	17,237,571

		50,936,389

BIOTECHNOLOGY—1.12%
Amgen Inc. (1)	264,843	15,011,301
Biogen Idec Inc. (1)	70,870	4,335,118
Chiron Corp. (1)	39,420	1,742,364
Genzyme Corp. (1)	47,254	2,571,090
MedImmune Inc. (1)	51,902	1,230,077
Millipore Corp. (1)	10,298	492,759

		25,382,709

BUILDING MATERIALS—0.26%
American Standard Companies Inc. (1)	44,866	1,745,736
Masco Corp. (2)	90,772	3,134,357
Vulcan Materials Co.	21,305	1,085,490

		5,965,583

CHEMICALS—1.54%
Air Products & Chemicals Inc.	47,415	2,578,428
Ashland Inc.	14,686	823,591
Dow Chemical Co. (The)	196,233	8,865,807
Du Pont (E.I.) de Nemours and Co.	208,631	8,929,407
Eastman Chemical Co. (2)	16,160	768,408

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Ecolab Inc. (2)	53,608	1,685,436
Engelhard Corp.	25,674	727,858
Great Lakes Chemical Corp. (2)	10,365	265,344
Hercules Inc. (1) (2)	22,719	323,746
International Flavors & Fragrances Inc.	19,692	752,234
PPG Industries Inc.	35,793	2,193,395
Praxair Inc. (2)	67,791	2,897,387
Rohm & Haas Co. (2)	46,756	2,009,105
Sherwin-Williams Co. (The)	29,655	1,303,634
Sigma-Aldrich Corp.	14,428	836,824

		34,960,604

COMMERCIAL SERVICES—0.86%
Apollo Group Inc. Class A (1)	40,497	2,971,265
Block (H & R) Inc. (2)	34,902	1,724,857
Cendant Corp.	220,509	4,762,994
Convergys Corp. (1)	29,271	393,110
Deluxe Corp.	10,352	424,639
Donnelley (R.R.) & Sons Co.	45,324	1,419,548
Equifax Inc.	28,477	750,654
McKesson Corp.	61,084	1,566,805
Moody’s Corp. (2)	30,948	2,266,941
Paychex Inc.	78,782	2,375,277
Robert Half International Inc.	35,804	922,669

		19,578,759

COMPUTERS—3.75%
Affiliated Computer Services Inc. Class A (1) (2)	27,124	1,509,993
Apple Computer Inc. (1)	81,022	3,139,603
Computer Sciences Corp. (1)	39,132	1,843,117
Dell Inc. (1) (2)	522,153	18,588,647
Electronic Data Systems Corp.	106,848	2,071,783
EMC Corp. (1)	504,360	5,820,314
Gateway Inc. (1)	77,772	384,971
Hewlett-Packard Co.	632,043	11,850,806
International Business Machines Corp.	350,196	30,025,805
Lexmark International Inc. (1)	27,104	2,277,007
NCR Corp. (1)	19,740	978,907
Network Appliance Inc. (1) (2)	74,695	1,717,985
Sun Microsystems Inc. (1)	693,817	2,803,021
SunGard Data Systems Inc. (1)	60,527	1,438,727
Unisys Corp. (1)	69,552	717,777

		85,168,463

COSMETICS & PERSONAL CARE—2.39%
Alberto-Culver Co. (2)	18,880	820,902
Avon Products Inc.	98,426	4,299,248
Colgate-Palmolive Co.	110,984	5,014,257
Gillette Co. (The)	209,301	8,736,224
Kimberly-Clark Corp.	103,630	6,693,462
Procter & Gamble Co.	531,447	28,761,912

		54,326,005

DISTRIBUTION & WHOLESALE—0.11%
Genuine Parts Co.	36,395	1,396,840
Grainger (W.W.) Inc. (2)	18,960	1,093,044

		2,489,884

DIVERSIFIED FINANCIAL SERVICES—7.91%
American Express Co. (2)	265,269	13,650,743
Bear Stearns Companies Inc. (The)	21,662	2,083,235
Capital One Financial Corp.	50,444	3,727,812

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Citigroup Inc.	1,082,132	47,743,664
Countrywide Financial Corp.	117,616	4,632,894
E*TRADE Financial Corp. (1)	77,933	889,995
Federal Home Loan Mortgage Corp.	143,600	9,368,464
Federal National Mortgage Association	202,130	12,815,042
Federated Investors Inc. Class B (2)	22,236	632,392
Franklin Resources Inc. (2)	52,149	2,907,828
Goldman Sachs Group Inc. (The)	101,508	9,464,606
Janus Capital Group Inc.	49,951	679,833
JP Morgan Chase & Co.	744,084	29,562,457
Lehman Brothers Holdings Inc. (2)	56,964	4,541,170
MBNA Corp.	266,498	6,715,750
Merrill Lynch & Co. Inc.	196,674	9,778,631
Morgan Stanley	229,268	11,302,912
Providian Financial Corp. (1)	60,814	945,050
Schwab (Charles) Corp. (The) (2)	284,706	2,616,448
SLM Corp.	91,562	4,083,665
T. Rowe Price Group Inc.	26,432	1,346,446

		179,489,037

ELECTRIC—2.58%
AES Corp. (The) (1)	134,983	1,348,480
Allegheny Energy Inc. (1) (2)	26,010	415,120
Ameren Corp.	40,178	1,854,215
American Electric Power Co. Inc.	82,534	2,637,787
Calpine Corp. (1) (2)	92,576	268,470
CenterPoint Energy Inc. (2)	64,111	664,190
Cinergy Corp. (2)	37,533	1,486,307
CMS Energy Corp. (1) (2)	34,161	325,213
Consolidated Edison Inc. (2)	50,265	2,113,141
Constellation Energy Group Inc.	36,641	1,459,777
Dominion Resources Inc.	68,976	4,500,684
DTE Energy Co. (2)	36,186	1,526,687
Duke Energy Corp. (2)	195,877	4,483,625
Edison International	67,972	1,801,938
Entergy Corp.	47,707	2,891,521
Exelon Corp.	137,872	5,058,524
FirstEnergy Corp.	68,805	2,826,509
FPL Group Inc. (2)	38,553	2,633,941
NiSource Inc.	54,960	1,154,710
PG&E Corp. (1) (2)	84,483	2,568,283
Pinnacle West Capital Corp.	19,066	791,239
PPL Corp. (2)	39,452	1,861,345
Progress Energy Inc.	51,439	2,177,927
Public Service Enterprise Group Inc. (2)	49,359	2,102,693
Southern Co. (The)	153,827	4,611,733
TECO Energy Inc.	41,485	561,292
TXU Corp. (2)	62,491	2,994,569
Xcel Energy Inc. (2)	83,306	1,442,860

		58,562,780

ELECTRICAL COMPONENTS & EQUIPMENT—0.33%
American Power Conversion Corp.	41,776	726,485
Emerson Electric Co.	87,996	5,446,072
Molex Inc. (2)	39,565	1,179,828
Power-One Inc. (1) (2)	17,065	110,581

		7,462,966

ELECTRONICS—0.54%
Agilent Technologies Inc. (1)	101,419	2,187,608
Applera Corp. - Applied Biosystems Group	42,215	796,597
Fisher Scientific International Inc. (1)	23,786	1,387,437

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Jabil Circuit Inc. (1)	41,882	963,286
Parker Hannifin Corp.	24,943	1,468,145
PerkinElmer Inc.	26,659	459,068
Sanmina-SCI Corp. (1)	108,698	766,321
Solectron Corp. (1) (2)	200,593	992,935
Symbol Technologies Inc.	48,941	618,614
Tektronix Inc.	17,665	587,361
Thermo Electron Corp. (1)	34,578	934,298
Waters Corp. (1)	24,861	1,096,370

		12,258,040

ENGINEERING & CONSTRUCTION—0.03%
Fluor Corp. (2)	17,327	771,398

		771,398

ENTERTAINMENT—0.11%
International Game Technology Inc.	72,155	2,593,972

		2,593,972

ENVIRONMENTAL CONTROL—0.17%
Allied Waste Industries Inc. (1)	65,534	579,976
Waste Management Inc.	121,095	3,310,737

		3,890,713

FOOD—1.69%
Albertson’s Inc. (2)	76,729	1,836,125
Archer-Daniels-Midland Co. (2)	135,592	2,302,352
Campbell Soup Co.	85,732	2,253,894
ConAgra Foods Inc. (2)	110,227	2,833,936
General Mills Inc.	79,409	3,565,464
Heinz (H.J.) Co.	73,448	2,645,597
Hershey Foods Corp. (2)	51,895	2,424,015
Kellogg Co.	86,349	3,683,648
Kroger Co. (1)	154,894	2,403,955
McCormick & Co. Inc. NVS	28,407	975,496
Safeway Inc. (1) (2)	93,102	1,797,800
Sara Lee Corp.	164,858	3,768,654
SUPERVALU Inc.	28,131	775,009
Sysco Corp.	133,376	3,990,610
Winn-Dixie Stores Inc. (2)	29,013	89,650
Wrigley (William Jr.) Co.	46,852	2,966,200

		38,312,405

FOREST PRODUCTS & PAPER—0.56%
Boise Cascade Corp.	18,296	608,891
Georgia-Pacific Corp.	53,917	1,938,316
International Paper Co. (2)	101,266	4,092,159
Louisiana-Pacific Corp.	22,712	589,376
MeadWestvaco Corp.	42,049	1,341,363
Temple-Inland Inc.	11,552	775,717
Weyerhaeuser Co.	50,304	3,344,210

		12,690,032

GAS—0.16%
KeySpan Corp.	33,418	1,309,986
Nicor Inc. (2)	9,020	331,034
Peoples Energy Corp. (2)	7,841	326,813
Sempra Energy (2)	47,934	1,734,731

		3,702,564

HAND & MACHINE TOOLS—0.10%
Black & Decker Corp.	16,521	1,279,386
Snap-On Inc.	11,933	328,873
Stanley Works (The) (2)	17,042	724,796

		2,333,055

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

HEALTH CARE-PRODUCTS—3.59%
Bard (C.R.) Inc.	21,770	1,232,835
Bausch & Lomb Inc. (2)	11,052	734,405
Baxter International Inc.	127,848	4,111,592
Becton, Dickinson & Co.	52,444	2,711,355
Biomet Inc.	53,074	2,488,109
Boston Scientific Corp. (1)	175,914	6,989,063
Guidant Corp.	65,427	4,320,799
Johnson & Johnson	620,021	34,925,783
Medtronic Inc.	252,835	13,122,137
St. Jude Medical Inc. (1)	36,748	2,766,022
Stryker Corp. (2)	83,474	4,013,430
Zimmer Holdings Inc. (1)	51,183	4,045,504

		81,461,034

HEALTH CARE-SERVICES—1.26%
Aetna Inc. (2)	32,074	3,205,155
Anthem Inc. (1) (2)	29,159	2,544,123
HCA Inc.	101,298	3,864,519
Health Management Associates Inc. Class A	50,715	1,036,107
Humana Inc. (1)	33,706	673,446
Manor Care Inc.	18,554	555,878
Quest Diagnostics Inc. (2)	21,347	1,883,232
Tenet Healthcare Corp. (1) (2)	97,117	1,047,892
UnitedHealth Group Inc.	138,915	10,243,592
WellPoint Health Networks Inc. (1)	32,805	3,447,477

		28,501,421

HOME BUILDERS—0.17%
Centex Corp.	25,738	1,298,739
KB Home	9,750	823,778
Pulte Homes Inc.	26,450	1,623,237

		3,745,754

HOME FURNISHINGS—0.10%
Leggett & Platt Inc.	40,058	1,125,630
Maytag Corp. (2)	16,086	295,500
Whirlpool Corp.	13,927	836,873

		2,258,003

HOUSEHOLD PRODUCTS & WARES—0.27%
Avery Dennison Corp. (2)	23,046	1,515,966
Clorox Co.	44,255	2,358,792
Fortune Brands Inc.	30,238	2,240,333

		6,115,091

HOUSEWARES—0.05%
Newell Rubbermaid Inc. (2)	57,334	1,148,973

		1,148,973

INSURANCE—4.64%
ACE Ltd.	59,065	2,366,144
AFLAC Inc.	106,088	4,159,710
Allstate Corp. (The)	145,221	6,969,156
Ambac Financial Group Inc.	22,615	1,808,069
American International Group Inc.	543,997	36,986,356
AON Corp.	65,738	1,889,310
Chubb Corp.	39,892	2,803,610

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

CIGNA Corp.	29,045	2,022,403
Cincinnati Financial Corp. (2)	35,103	1,446,946
Hartford Financial Services Group Inc. (2)	61,238	3,792,469
Jefferson-Pilot Corp.	28,764	1,428,420
Lincoln National Corp.	37,197	1,748,259
Loews Corp.	38,695	2,263,658
Marsh & McLennan Companies Inc.	109,153	4,994,841
MBIA Inc. (2)	30,123	1,753,460
MetLife Inc.	157,129	6,073,036
MGIC Investment Corp.	20,611	1,371,662
Principal Financial Group Inc. (2)	66,028	2,375,027
Progressive Corp. (The)	45,349	3,843,328
Prudential Financial Inc.	108,874	5,121,433
SAFECO Corp. (2)	26,301	1,200,641
St. Paul Travelers Companies Inc.	139,147	4,600,200
Torchmark Corp.	23,039	1,225,214
UNUMProvident Corp. (2)	61,826	970,050
XL Capital Ltd. Class A	28,814	2,131,948

		105,345,350

INTERNET—1.17%
eBay Inc. (1)	138,080	12,695,075
Monster Worldwide Inc. (1) (2)	24,462	602,744
Symantec Corp. (1)	65,824	3,612,421
Yahoo! Inc. (1)	284,206	9,637,425

		26,547,665

IRON & STEEL—0.12%
Allegheny Technologies Inc.	19,878	362,774
Nucor Corp. (2)	16,469	1,504,773
United States Steel Corp.	23,644	889,487

		2,757,034

LEISURE TIME—0.51%
Brunswick Corp.	19,766	904,492
Carnival Corp. (2)	131,966	6,240,672
Harley-Davidson Inc. (2)	61,565	3,659,424
Sabre Holdings Corp.	29,112	714,117

		11,518,705

LODGING—0.32%
Harrah’s Entertainment Inc.	23,538	1,247,043
Hilton Hotels Corp. (2)	79,985	1,506,917
Marriott International Inc. Class A	47,805	2,483,948
Starwood Hotels & Resorts Worldwide Inc.	43,182	2,004,508

		7,242,416

MACHINERY—0.50%
Caterpillar Inc.	71,589	5,759,335
Cummins Inc. (2)	8,997	664,788
Deere & Co.	51,927	3,351,888
Rockwell Automation Inc.	38,782	1,500,863

		11,276,874

MANUFACTURING—5.69%
Cooper Industries Ltd.	19,771	1,166,489
Crane Co.	12,170	351,956
Danaher Corp.	64,241	3,294,278
Dover Corp.	42,403	1,648,205
Eastman Kodak Co. (2)	59,795	1,926,595
Eaton Corp.	31,417	1,992,152
General Electric Co.	2,205,576	74,063,242

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Honeywell International Inc.	179,129	6,423,566
Illinois Tool Works Inc. (2)	63,388	5,905,860
Ingersoll-Rand Co. Class A	36,150	2,457,116
ITT Industries Inc.	19,322	1,545,567
Pall Corp. (2)	26,109	639,148
Textron Inc.	28,711	1,845,256
3M Co.	163,498	13,074,935
Tyco International Ltd.	419,615	12,865,396

		129,199,761

MEDIA—3.11%
Clear Channel Communications Inc.	123,917	3,862,493
Comcast Corp. Class A (1)	467,003	13,188,165
Dow Jones & Co. Inc. (2)	17,068	693,131
Gannett Co. Inc.	55,844	4,677,493
Knight Ridder Inc.	16,357	1,070,566
McGraw-Hill Companies Inc. (The)	39,738	3,166,721
Meredith Corp.	10,488	538,873
New York Times Co. Class A (2)	31,023	1,212,999
Time Warner Inc. (1)	955,144	15,416,024
Tribune Co.	67,030	2,758,285
Univision Communications Inc. Class A (1)	67,469	2,132,695
Viacom Inc. Class B	362,397	12,162,043
Walt Disney Co. (The)	429,175	9,677,896

		70,557,384

METAL FABRICATE & HARDWARE—0.02%
Worthington Industries Inc. (2)	17,637	376,550

		376,550

MINING—0.60%
Alcoa Inc.	181,345	6,091,379
Freeport-McMoRan Copper & Gold Inc. (2)	36,941	1,496,111
Newmont Mining Corp.	92,419	4,207,837
Phelps Dodge Corp.	19,507	1,795,229

		13,590,556

OFFICE & BUSINESS EQUIPMENT—0.20%
Pitney Bowes Inc.	48,216	2,126,326
Xerox Corp. (1) (2)	175,251	2,467,534

		4,593,860

OIL & GAS—6.14%
Amerada Hess Corp.	19,034	1,694,026
Anadarko Petroleum Corp.	52,540	3,486,554
Apache Corp.	67,843	3,399,613
Burlington Resources Inc.	82,758	3,376,526
ChevronTexaco Corp.	445,410	23,891,792
ConocoPhillips	143,872	11,919,795
Devon Energy Corp.	50,492	3,585,437
EOG Resources Inc.	24,319	1,601,406
Exxon Mobil Corp.	1,359,444	65,701,929
Kerr-McGee Corp.	31,212	1,786,887
Marathon Oil Corp.	72,055	2,974,430
Nabors Industries Ltd. (1)	30,996	1,467,661
Noble Corp. (1) (2)	28,134	1,264,623
Occidental Petroleum Corp.	81,599	4,563,832
Rowan Companies Inc. (1) (2)	22,084	583,018
Sunoco Inc.	15,701	1,161,560
Transocean Inc. (1)	66,926	2,394,612
Unocal Corp.	54,980	2,364,140
Valero Energy Corp.	26,855	2,154,040

		139,371,881

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

OIL & GAS SERVICES—0.71%
Baker Hughes Inc.	69,485	3,037,884
BJ Services Co.	33,569	1,759,351
Halliburton Co.	91,814	3,093,214
Schlumberger Ltd.	123,346	8,302,419

		16,192,868

PACKAGING & CONTAINERS—0.13%
Ball Corp.	23,522	880,428
Bemis Co. Inc. (2)	22,317	593,186
Pactiv Corp. (1)	32,180	748,185
Sealed Air Corp. (1)	17,596	815,575

		3,037,374

PHARMACEUTICALS—6.20%
Abbott Laboratories	326,110	13,814,020
Allergan Inc.	27,401	1,987,943
AmerisourceBergen Corp.	23,431	1,258,479
Bristol-Myers Squibb Co. (2)	405,549	9,599,345
Cardinal Health Inc.	89,773	3,929,364
Caremark Rx Inc. (1) (2)	97,327	3,121,277
Express Scripts Inc. (1) (2)	16,260	1,062,428
Forest Laboratories Inc. (1)	77,147	3,470,072
Gilead Sciences Inc. (1)	89,416	3,342,370
Hospira Inc. (1)	32,562	996,397
King Pharmaceuticals Inc. (1)	50,385	601,597
Lilly (Eli) & Co.	236,166	14,181,768
Medco Health Solutions Inc. (1)	56,548	1,747,333
Merck & Co. Inc.	463,469	15,294,477
Mylan Laboratories Inc. (2)	56,035	1,008,630
Pfizer Inc.	1,578,023	48,287,504
Schering-Plough Corp.	307,006	5,851,534
Watson Pharmaceuticals Inc. (1)	22,724	669,449
Wyeth	278,135	10,402,249

		140,626,236

PIPELINES—0.20%
Dynegy Inc. Class A (1) (2)	77,220	385,328
El Paso Corp. (2)	133,752	1,229,181
Kinder Morgan Inc.	25,886	1,626,159
Williams Companies Inc.	108,457	1,312,330

		4,552,998

REAL ESTATE INVESTMENT TRUSTS—0.43%
Apartment Investment & Management Co. Class A	19,646	683,288
Equity Office Properties Trust (2)	84,194	2,294,287
Equity Residential	58,453	1,812,043
Plum Creek Timber Co. Inc.	38,232	1,339,267
ProLogis	37,840	1,333,482
Simon Property Group Inc.	43,411	2,328,132

		9,790,499

RETAIL—6.67%
AutoNation Inc. (1) (2)	55,882	954,465
AutoZone Inc. (1) (2)	17,242	1,331,945
Bed Bath & Beyond Inc. (1)	62,682	2,326,129
Best Buy Co. Inc.	67,687	3,671,343
Big Lots Inc. (1) (2)	23,943	292,823
Circuit City Stores Inc.	42,311	649,051
Costco Wholesale Corp.	96,325	4,003,267

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

CVS Corp.	83,421	3,514,527
Darden Restaurants Inc.	33,757	787,213
Dillard’s Inc. Class A	17,038	336,330
Dollar General Corp.	68,476	1,379,791
Family Dollar Stores Inc.	35,788	969,855
Federated Department Stores Inc.	37,511	1,704,125
Gap Inc. (The)	187,778	3,511,449
Home Depot Inc.	459,192	18,000,326
Kohl’s Corp. (1)	71,131	3,427,803
Limited Brands Inc.	98,316	2,191,464
Lowe’s Companies Inc.	163,277	8,874,105
May Department Stores Co. (The)	60,677	1,555,152
McDonald’s Corp.	262,614	7,361,070
Nordstrom Inc.	29,027	1,109,992
Office Depot Inc. (1)	65,281	981,173
Penney (J.C.) Co. Inc. (Holding Co.) (2)	60,188	2,123,433
RadioShack Corp.	33,600	962,304
Sears, Roebuck and Co.	44,393	1,769,061
Staples Inc.	103,757	3,094,034
Starbucks Corp. (1)	82,712	3,760,088
Target Corp.	189,183	8,560,531
Tiffany & Co.	30,545	938,953
TJX Companies Inc. (2)	102,355	2,255,904
Toys R Us Inc. (1)	44,654	792,162
Walgreen Co.	213,704	7,657,014
Wal-Mart Stores Inc.	886,662	47,170,418
Wendy’s International Inc.	23,806	799,882
Yum! Brands Inc.	60,373	2,454,766

		151,271,948

SAVINGS & LOANS—0.54%
Golden West Financial Corp.	31,839	3,532,537
Sovereign Bancorp Inc. (2)	71,567	1,561,592
Washington Mutual Inc.	182,261	7,122,760

		12,216,889

SEMICONDUCTORS—2.76%
Advanced Micro Devices Inc. (1) (2)	73,775	959,075
Altera Corp. (1)	78,098	1,528,378
Analog Devices Inc. (2)	79,028	3,064,706
Applied Materials Inc. (1)	354,726	5,849,432
Applied Micro Circuits Corp. (1)	65,107	203,785
Broadcom Corp. Class A (1)	67,265	1,835,662
Intel Corp.	1,341,146	26,903,389
KLA-Tencor Corp. (1) (2)	41,009	1,701,053
Linear Technology Corp. (2)	64,546	2,339,147
LSI Logic Corp. (1)	79,756	343,748
Maxim Integrated Products Inc. (2)	67,825	2,868,319
Micron Technology Inc. (1) (2)	127,368	1,532,237
National Semiconductor Corp. (1)	74,848	1,159,396
Novellus Systems Inc. (1)	30,155	801,821
NVIDIA Corp. (1)	34,630	502,828
PMC-Sierra Inc. (1) (2)	36,867	324,798
QLogic Corp. (1)	19,341	572,687
Teradyne Inc. (1)	40,478	542,405
Texas Instruments Inc.	361,071	7,683,591
Xilinx Inc.	72,409	1,955,043

		62,671,500

SOFTWARE—4.81%
Adobe Systems Inc.	49,803	2,463,754
Autodesk Inc.	23,683	1,151,704

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Automatic Data Processing Inc.	122,541	5,063,394
BMC Software Inc. (1)	46,322	732,351
Citrix Systems Inc. (1)	35,523	622,363
Computer Associates International Inc. (2)	121,987	3,208,258
Compuware Corp. (1)	80,615	415,167
Electronic Arts Inc. (1) (2)	63,141	2,903,855
First Data Corp.	179,620	7,813,470
Fiserv Inc. (1)	40,674	1,417,896
IMS Health Inc.	48,730	1,165,622
Intuit Inc. (1)	39,964	1,814,366
Mercury Interactive Corp. (1)	19,239	671,056
Microsoft Corp.	2,271,262	62,800,394
Novell Inc. (1) (2)	80,705	509,249
Oracle Corp. (1)	1,081,778	12,202,456
Parametric Technology Corp. (1)	54,554	288,045
PeopleSoft Inc. (1)	76,126	1,511,101
Siebel Systems Inc. (1)	104,866	790,690
Veritas Software Corp. (1)	90,085	1,603,513

		109,148,704

TELECOMMUNICATIONS—6.16%
ADC Telecommunications Inc. (1) (2)	168,874	305,662
Alltel Corp.	64,284	3,529,834
Andrew Corp. (1)	33,530	410,407
AT&T Corp.	165,615	2,371,607
AT&T Wireless Services Inc. (1)	568,871	8,407,913
Avaya Inc. (1) (2)	94,516	1,317,553
BellSouth Corp.	382,604	10,376,221
CenturyTel Inc.	28,529	976,833
CIENA Corp. (1)	117,622	232,892
Cisco Systems Inc. (1)	1,412,432	25,565,019
Citizens Communications Co.	69,223	926,896
Comverse Technology Inc. (1)	40,826	768,754
Corning Inc. (1)	291,080	3,225,166
JDS Uniphase Corp. (1)	300,493	1,012,661
Lucent Technologies Inc. (1) (2)	900,085	2,853,269
Motorola Inc.	493,497	8,902,686
Nextel Communications Inc. Class A (1) (2)	232,597	5,545,113
QUALCOMM Inc.	340,023	13,274,498
Qwest Communications International Inc. (1)	379,005	1,262,087
SBC Communications Inc.	692,192	17,962,382
Scientific-Atlanta Inc.	31,958	828,351
Sprint Corp. (FON Group)	303,417	6,107,784
Tellabs Inc. (1) (2)	86,774	797,453
Verizon Communications Inc.	578,313	22,773,966

		139,735,007

TEXTILES—0.07%
Cintas Corp.	35,714	1,501,417

		1,501,417

TOYS, GAMES & HOBBIES—0.10%
Hasbro Inc. (2)	36,812	692,066
Mattel Inc. (2)	87,011	1,577,509

		2,269,575

TRANSPORTATION—1.49%
Burlington Northern Santa Fe Corp.	77,366	2,963,891
CSX Corp. (2)	44,789	1,486,995
FedEx Corp.	62,747	5,376,790
Norfolk Southern Corp.	81,790	2,432,435
Ryder System Inc.	13,655	642,331

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Union Pacific Corp.	54,054	3,167,564
United Parcel Service Inc. Class B	235,096	17,848,488

		33,918,494

TOTAL COMMON STOCKS (Cost: $2,396,971,050)		2,174,499,734

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—10.60%

COMMERCIAL PAPER—1.56%
Alpine Securitization Corp.
1.77%, 10/18/04 (3)	822,987	822,299
1.88%, 10/01/04 (3)	935,213	935,213
Amsterdam Funding Corp.
1.72%, 10/14/04 (3)	701,409	700,974
1.73%, 10/18/04 (3)	233,803	233,612
1.78%, 10/26/04 (3)	420,846	420,325
1.78%, 10/27/04 (3)	233,803	233,503
1.78%, 10/28/04 (3)	701,409	700,466
Barton Capital Corp.
1.77%, 10/15/04 (3)	561,128	560,742
1.78%, 10/18/04 (3)	935,213	934,429
1.78%, 10/19/04 (3)	701,409	700,785
Blue Ridge Asset Funding Corp.
1.72%, 10/13/04 (3)	467,606	467,338
CRC Funding LLC
1.78%, 11/09/04 (3)	467,606	466,705
Delaware Funding Corp.
1.78%, 10/22/04 (3)	233,803	233,560
1.78%, 10/26/04 (3)	233,803	233,514
1.78%, 10/27/04 (3)	478,408	477,793
Edison Asset Securitization
1.45%, 11/09/04 (3)	935,213	933,744
1.59%, 12/02/04 (3)	935,213	932,652
Eureka Securitization Inc.
1.79%, 11/01/04 (3)	397,325	396,713
Falcon Asset Securitization Corp.
1.72%, 10/14/04 (3)	701,409	700,974
1.78%, 10/22/04 (3)	233,803	233,560
1.78%, 10/26/04 (3)	374,085	373,623
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	467,606	465,083
GIRO Funding US Corp.
1.55%, 10/15/04 (3)	613,266	612,896
1.78%, 10/27/04 (3)	436,688	436,127
Grampian Funding LLC
1.26%, 10/22/04 (3)	935,213	934,528
1.44%, 10/27/04 (3)	935,213	934,240
1.59%, 11/30/04 (3)	467,606	466,367
1.78%, 10/18/04 (3)	935,213	934,426
Jupiter Securitization Corp.
1.72%, 10/15/04 (3)	1,169,016	1,168,234
1.78%, 10/27/04 (3)	467,606	467,005
Liberty Street Funding Corp.
1.79%, 10/20/04 (3)	702,232	701,570
Nationwide Building Society
1.63%, 12/09/04 (3)	776,226	773,801
Park Avenue Receivables Corp.
1.78%, 10/25/04 (3)	467,606	467,051
1.78%, 10/28/04 (3)	570,480	569,718

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Preferred Receivables Funding Corp.
1.72%, 10/14/04 (3)	1,870,425	1,869,263
1.77%, 10/06/04 (3)	935,213	934,983
1.78%, 10/15/04 (3)	467,606	467,283
1.78%, 10/19/04 (3)	233,803	233,595
1.80%, 10/28/04 (3)	703,401	702,452
Prudential Funding LLC
1.60%, 12/01/04 (3)	467,606	466,339
Ranger Funding Co. LLC
1.76%, 10/01/04 (3)	935,213	935,213
Scaldis Capital LLC
1.73%, 10/15/04 (3)	467,606	467,292
Sydney Capital Corp.
1.25%, 10/22/04 (3)	311,239	311,012
1.74%, 10/12/04 (3)	1,613,896	1,613,038
UBS Finance (Delaware)
1.11%, 12/17/04 (3)	1,402,819	1,399,488
1.88%, 10/01/04 (3)	5,143,669	5,143,669
WhistleJacket Capital LLC
1.26%, 10/20/04 (3)	231,652	231,499

		35,398,696

FLOATING RATE NOTES—1.65%
Bank of Nova Scotia
1.76%, 09/26/05 (3)	233,803	233,701
Beta Finance Inc.
1.63%, 05/04/05 (3) (5)	561,128	561,061
1.69%, 10/12/04 (3) (5)	467,606	467,605
1.80%, 03/15/05 (3) (5)	467,606	467,777
1.89%, 09/23/05 (3) (5)	841,691	841,362
1.89%, 09/27/05 (3) (5)	748,170	747,874
2.04%, 10/27/05 (3) (5)	888,452	889,498
Canadian Imperial Bank of Commerce
1.68%, 09/13/05 (3)	1,402,819	1,402,384
CC USA Inc.
1.61%, 07/29/05 (3) (5)	935,213	934,981
1.63%, 05/04/05 (3) (5)	935,213	935,103
Den Danske Bank NY
1.68%, 08/12/05 (3)	935,213	934,970
1.77%, 08/26/05 (3)	935,213	934,960
Depfa Bank PLC
1.86%, 09/15/05 (3)	935,213	935,213
Dorada Finance Inc.
1.61%, 07/29/05 (3) (5)	776,226	776,034
Five Finance Inc.
1.79%, 04/29/05 (3) (5)	748,170	748,127
HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	935,213	935,213
K2 USA LLC
1.61%, 07/25/05 (3) (5)	467,606	467,530
1.70%, 06/10/05 (3) (5)	935,213	935,134
1.70%, 09/12/05 (3) (5)	935,213	935,036
1.79%, 10/20/05 (3) (5)	935,213	935,246
Links Finance LLC
1.68%, 04/25/05 (3)	935,213	935,558
1.71%, 04/15/05 (3) (5)	935,213	935,112
National City Bank (Ohio)
1.67%, 08/09/05 (3)	935,213	934,973
1.73%, 06/10/05 (3)	467,606	467,707
1.76%, 06/23/05 (3)	935,213	935,009
Nationwide Building Society
1.96%, 10/28/05 (3) (5)	1,589,861	1,590,084
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	935,213	934,943

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Northern Rock PLC
1.56%, 01/13/05 (3) (5)	888,452	888,452
Permanent Financing PLC
1.69%, 03/10/05 (3)	935,213	935,213
1.70%, 12/10/04 (3)	467,606	467,606
1.72%, 06/10/05 (3)	420,846	420,846
Sigma Finance Inc.
1.52%, 10/07/04 (3)	935,213	935,210
1.73%, 11/15/04 (3)	935,213	935,204
1.75%, 08/17/05 (3)	467,606	467,642
1.75%, 09/15/05 (3)	1,169,016	1,169,118
Tango Finance Corp.
1.66%, 04/07/05 (3) (5)	343,223	343,205
1.66%, 05/17/05 (3) (5)	776,226	776,202
1.70%, 02/25/05 (3) (5)	523,719	523,677
1.72%, 01/18/05 (3) (5)	411,494	411,481
1.81%, 07/25/05 (3) (5)	935,213	935,136
WhistleJacket Capital LLC
1.72%, 07/15/05 (3) (5)	701,409	701,297
1.72%, 09/15/05 (3)	701,409	701,275
1.84%, 06/15/05 (3) (5)	467,606	467,531
White Pine Finance LLC
1.55%, 07/11/05 (3)	233,803	233,783
1.63%, 07/05/05 (3)	467,606	467,529
1.68%, 05/20/05 (3)	420,846	420,819
1.71%, 04/15/05 (3) (5)	701,409	701,335
1.72%, 11/15/04 (3) (5)	561,128	561,128
1.73%, 06/15/05 (3) (5)	383,437	383,437
1.80%, 03/29/05 (3)	402,141	402,097
1.80%, 08/26/05 (3) (5)	467,606	467,522

		37,468,940

MEDIUM-TERM NOTES—0.13%
CC USA Inc.
1.29%, 04/15/05 (3) (5)	935,213	935,162
1.51%, 02/15/05 (3) (5)	607,888	608,243
Dorada Finance Inc.
1.48%, 01/18/05 (3) (5)	701,409	701,399
K2 USA LLC
1.46%, 01/12/05 (3) (5)	467,606	467,593
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (5)	233,803	233,787

		2,946,184

MONEY MARKET FUNDS—5.22%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (4)	3,740,850	3,740,850
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (4)	103,422,067	103,422,067
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (4)	10,287,338	10,287,338
BlackRock Temp Cash Money Market Fund (3)	387,793	387,793
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	628,312	628,312

		118,466,360

REPURCHASE AGREEMENTS—0.79%
Banc of America Securities LLC
1.90%, 10/01/04 (3) (6)	2,805,638	2,805,638
Bank of America N.A.
1.90%, 10/01/04 (3) (6)	6,546,488	6,546,488

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Goldman Sachs & Co.
1.90%, 10/01/04 (3) (6)	6,078,882	6,078,882
Lehman Brothers Inc.
1.90%, 10/01/04 (3) (6)	2,431,553	2,431,553

		17,862,561

TIME DEPOSITS—0.84%
Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	935,213	935,213
1.33%, 02/10/05 (3)	467,606	467,581
1.39%, 02/02/05 (3)	467,606	467,582
1.39%, 04/08/05 (3)	654,649	654,598
1.40%, 10/25/04 (3)	935,213	935,203
Bank of New York
1.39%, 11/01/04 (3)	935,213	935,205
1.60%, 12/03/04 (3)	233,803	233,783
Bank of Nova Scotia
1.13%, 10/06/04 (3)	935,213	935,213
1.24%, 10/07/04 (3)	701,409	701,408
1.42%, 10/29/04 (3)	701,409	701,413
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	701,409	701,408
1.38%, 11/22/04 (3)	233,803	233,806
1.40%, 10/29/04 (3)	935,213	935,211
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	598,536	598,506
National City Bank (Ohio)
1.25%, 01/06/05 (3)	935,213	935,225
Nordea Bank PLC
2.11%, 06/07/05 (3)	935,213	935,086
SunTrust Bank
1.88%, 10/01/04 (3)	3,740,850	3,740,850
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	1,636,622	1,636,486
1.34%, 02/10/05 (3)	374,085	374,065
1.41%, 11/01/04 (3)	701,409	701,403
1.77%, 05/10/05 (3)	467,606	467,578
1.78%, 10/29/04 (3)	467,606	467,606
1.90%, 05/11/05 (3)	467,606	467,578

		19,162,007

U.S. GOVERNMENT AGENCY NOTES—0.15%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (3)	654,649	655,774
1.80%, 01/18/05 (3)	434,874	432,504
1.80%, 01/19/05 (3)	467,606	465,034
2.06%, 05/31/05 (3)	466,232	459,775
Federal National Mortgage Association
2.33%, 07/22/05 (3)	1,402,819	1,376,183

		3,389,270

U.S. TREASURY OBLIGATIONS—0.26%
U.S. Treasury Bill
1.67% (7), 12/23/04 (8)	5,900,000	5,877,462

		5,877,462

TOTAL SHORT-TERM INVESTMENTS (Cost: $240,571,375)		240,571,480

TOTAL INVESTMENTS IN SECURITIES — 106.40% (Cost: $2,637,542,425) (9)		2,415,071,214

Other Assets, Less Liabilities — (6.40%)		(145,294,721)

NET ASSETS — 100.00%		$2,269,776,493

NVS	Non-Voting Shares
(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(4)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.
(7)	Yield to maturity.
(8)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(9)	As of September 30, 2004, the cost of investments for federal income tax purposes was $2,781,107,248. Net unrealized depreciation on securities based on tax cost was $366,036,034, resulting from gross unrealized appreciation on securities of $62,055,699 and gross unrealized depreciation on securities of $428,091,733.

See accompanying notes to the schedules of investments.

TREASURY MONEY MARKET FUND

Schedule of Investments

September 30, 2004 (Unaudited)

The Treasury Money Market Fund (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of September 30, 2004, the value of the Fund’s investment in the Master Portfolio was $400,516, which represents 100.00% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Security	Principal	Value
REPURCHASE AGREEMENTS—99.87%

Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 9/30/04, due 10/1/04, with a maturity value of $100,005 and an effective yield of 1.70%. (1)	100,000	$100,000

Credit Suisse First Boston Tri-Party Repurchase Agreement, dated 9/30/04, due 10/1/04, with a maturity value of $100,005 and an effective yield of 1.75%. (1)	100,000	100,000

JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 9/30/04, due 10/1/04, with a maturity value of $100,005 and an effective yield of 1.70%. (1)	100,000	100,000

Lehman Brothers Tri-Party Repurchase Agreement, dated 9/30/04, due 10/1/04, with a maturity value of $100,004 and an effective yield of 1.60%. (1)	100,000	100,000

TOTAL REPURCHASE AGREEMENTS (Cost: $400,000)		400,000

TOTAL INVESTMENTS IN SECURITIES — 99.87% (Cost: $400,000) (2)		400,000

Other Assets, Less Liabilities — 0.13%		516

NET ASSETS — 100.00%		$400,516

(1)	See Note 1 for information regarding collateral.
(2)	As of September 30, 2004, the cost of investments for federal income tax purposes was the same as for financial statement purposes.

See accompanying notes to the schedules of investments.

MASTER INVESTMENT PORTFOLIO

NOTES TO THE SCHEDULES OF INVESTMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of September 30, 2004, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and Treasury Money Market Master Portfolios (each a “Master Portfolio,” collectively the “Master Portfolios”).

SECURITY VALUATION

Investments of each Master Portfolio for which the primary market is a national securities or commodities exchange or a recognized foreign securities or commodities exchange are valued at the last reported sales price on the principal exchange on which such securities are traded, or in the absence of any sale on the valuation date, at the last quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ official closing price, or in the absence of any sale on the valuation date, at the last quoted bid price. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available are valued at the last quoted bid price. If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from independent pricing sources. Short-term investments are valued at amortized cost, which approximates market value. Securities held under a repurchase agreement are valued at a price equal to the amount of the cash investment at the time of valuation on the valuation date. The market values of the underlying securities are determined in accordance with the above discussed valuation methods, as appropriate, for the purpose of determining the adequacy of collateral. Mutual fund shares are valued at net asset value. Any securities or other assets for which market quotations are not readily available are valued in accordance with fair value pricing policies approved by MIP’s Board of Trustees.

The Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios use the amortized cost method of valuation to determine the value of their portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Master Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transactions.

The Master Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FUTURES CONTRACTS

Certain Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin”. Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equity in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

As of September 30, 2004, the open futures contracts held by the Master Portfolios were as follows:

Master Portfolio	Number of Contracts	Position	Futures Contracts	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Active Stock	22	Long	S&P 500 Index	12/17/04	$6,131,950	$(29,282)

CoreAlpha Bond	52	Long	U.S. 5-Year Note	12/30/04	5,759,000	$38,423
	123	Long	U.S. 10-Year Note	12/30/04	13,852,875	146,620
	59	Long	U.S. Long Bond	12/30/04	6,620,906	142,236
	(210)	Short	90-Day Euro	3/13/06	(50,683,500)	(58,706)

						$268,573

International Index	7	Long	Euro 50 Index	12/17/04	191,310	$(1,312)
	3	Long	FTSE 100 Index	12/17/04	138,120	(111)
	9	Long	Nikkei 300 Index	12/13/04	18,999,000	(6,276)

						$(7,699)

Russell 2000 Index	94	Long	Russell Mini Index	12/17/04	5,395,600	$78,884

S&P 500 Index	272	Long	S&P 500 Mini Index	12/17/04	15,162,640	$(55,678)
	293	Long	S&P 500 Index	12/17/04	81,666,425	(668,040)

						$(723,718)

The Active Stock, CoreAlpha Bond, Russell 2000 Index and S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills or U.S. Treasury Notes with face amounts of $400,000, $1,943,000, $300,000 and $5,900,000, respectively, for initial margin requirements.

The International Index Master Portfolio has pledged to a broker high quality equity securities with an aggregate market value of $4,772,980 as of September 30, 2004, for initial margin requirements.

WHEN ISSUED/TBA TRANSACTIONS

The Bond Index and CoreAlpha Bond Master Portfolios may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction. A Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover, higher transaction costs and to allocate larger short-term capital gains to interestholders.

REPURCHASE AGREEMENTS

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by a Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

The repurchase agreements held by the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios as of September 30, 2004 were fully collateralized by U.S. Government and Agency obligations as follows:

Master Portfolio	Repurchase Agreement	Interest Rate(s)	Maturity Date(s)	Market Value
Government Money Market	Banc of America Securities LLC Tri-Party Credit Suisse First Boston Tri-Party JP Morgan Chase & Co. Tri-Party Lehman Brothers Tri-Party	4.50% - 6.00% 3.56 - 6.07 4.32 - 9.43 4.12 - 4.83	01/07/19 - 01/07/34 10/01/34 - 08/01/34 01/01/30 - 10/01/34 04/01/29 - 10/01/34	$101,814,233 101,910,822 101,895,627 101,095,627

Money Market	Banc of America Securities LLC Tri-Party Credit Suisse First Boston Tri-Party Goldman Sachs & Co. Tri-Party JP Morgan Chase & Co. Tri-Party Lehman Brothers Tri-Party Merrill Lynch Tri-Party	6.00 4.23 - 4.74 5.00 3.93 - 5.04 4.28 - 4.76 4.50 - 9.00	08/1/34 05/01/34 - 10/01/34 03/1/34 12/01/07 - 10/01/33 04/01/32 - 09/01/34 08/20/24 - 08/01/34	40,610,588 40,553,667 40,625,288 40,610,588 40,683,612 40,655,162

Prime Money Market	Banc of America Securities LLC Tri-Party Credit Suisse First Boston Tri-Party Goldman Sachs & Co. Tri-Party JP Morgan Chase & Co. Tri-Party Lehman Brothers Tri-Party Merrill Lynch Tri-Party	6.00 4.23 - 4.74 5.00 1.78 - 5.81 3.13 - 7.40 3.27 - 7.50	08/1/34 05/01/34 - 10/01/34 03/1/34 08/01/10 - 08/01/36 08/1/2010 - 03/01/38 12/01/10 - 05/01/34	40,610,568 40,663,667 40,625,108 40,656,788 40,663,721 43,637,197

Treasury Money Market	Banc of America Securities LLC Tri-Party Credit Suisse First Boston Tri-Party JP Morgan Chase & Co. Tri-Party Lehman Brothers Tri-Party	3.13 9.13 7.25 8.75	05/15/07 05/15/18 05/15/30 05/15/20	101,817 102,701 101,150 101,642

The repurchase agreements held by all the other Master Portfolios as of September 30, 2004 represent collateral from securities on loan. For further information, see Note 3, below.

SWAP AGREEMENTS

As of September 30, 2004, the CoreAlpha Bond Master Portfolio entered into index and interest-rate swap agreements. Index swaps involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest. The Master Portfolio will usually enter into swaps on a net basis. In doing so, the two payments are netted out, with the Master Portfolio receiving or paying, as the case may be, only the net amount of the two payments. If the Master Portfolio enters into a swap, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The risk of loss with respect to swaps generally is limited to the net amount of payments that the Master Portfolio is contractually obligated to make. There is also a risk of default by the other party to a swap.

As of September 30, 2004, the CoreAlpha Bond Master Portfolio entered into credit default swaps to protect against credit risks associated with investing in certain companies and to sell protection to a counterparty against credit risks associated with certain companies. In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of its investment in the company that is being hedged, in the event the company experiences a credit event, such as a material loan or bond default, restructuring or bankruptcy. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving the fixed premium over the life of the transaction. Credit default swaps involve significant risks, including the risk of loss associated with the failure of the counterparty to perform its obligations under the swap contract.

As of September 30, 2004, the open swap contracts held by the CoreAlpha Bond Master Portfolio were as follows:

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
2,000,000 USD	03/20/07	Agreement with JP Morgan Chase & Co. dated 3/15/04 to receive 0.22% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Deere & Co.	$(93)

4,250,000 USD	12/20/09	Agreement with JP Morgan Chase & Co. dated 3/8/04 to pay 3.75% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Dow Jones Credit Derivatives Index, North American High Yield Series 3.	(57,300)

4,000,000 USD	06/20/08	Agreement with JP Morgan Chase & Co. dated 4/5/04 to receive 0.20% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Anheuser-Busch Companies, Inc.	1,376

2,000,000 USD	12/20/09	Agreement with JP Morgan Chase & Co. dated 9/1/04 to receive 1.185% per year times the notional amount. The Master Portfolio makes payment only upon a default event of iStar Financial Inc.	7,846

13,500,000 USD	03/20/10	Agreement with JP Morgan Chase & Co. dated 9/20/04 to pay 0.5% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, North American Investment Grade, Series 3.	35,553

5,500,000 USD	03/20/05	Agreement with Lehman Brothers Inc. dated 3/15/04 to receive 0.30% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Cendant Corp., 7.375%, due 1/15/13.	2,007

5,000,000 USD	03/20/06	Agreement with Lehman Brothers Inc. dated 3/15/04 to receive 0.32% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Dow Chemical Co., 6.00%, due 10/1/12.	9,548

6,000,000 USD	03/20/07	Agreement with Lehman Brothers Inc. dated 3/15/04 to receive 0.8% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Sprint Capital Corp., 6.875%, due 8/15/06.	62,489

			$61,426

Swaptions
18,200,000 USD	06/23/09	Agreement with JP Morgan Chase & Co. dated 6/23/04. Option to enter into a ten-year interest rate swap, receiving the notional amount multiplied by the three-month LIBOR rate, and paying a fixed rate of 6.4625%.	$669,209

2. TRANSACTIONS WITH AFFILIATES

Because the International Index Master Portfolio seeks to match the total return performance of foreign stock markets by investing in common stocks included in its benchmark index, the Master Portfolio held shares of Barclays PLC. Barclays PLC is an affiliate of Barclays Global Fund Advisors (“BGFA”), the Master Portfolios’ investment adviser.

Each Master Portfolio may invest in the shares of exchange-traded funds (“ETFs”), including shares of ETFs that are affiliated with the Master Portfolios’ investment adviser, to obtain exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Master Portfolios.

Pursuant to an exemptive order issued by the SEC, certain Master Portfolios invested in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolios’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital.

The following table provides information about the investment of each Master Portfolio in the shares of issuers, of which BGFA is an affiliate, other than the Active Stock and CoreAlpha Bond Master Portfolios, for the nine months ended September 30, 2004, including income earned from affiliated issuers and net realized capital gains (losses) from sales of affiliated issuers.

Master Portfolio and Name of Issuer	Number of Shares Held Beginning of Period (in 000’s)	Gross Additions (in 000’s)	Gross Reductions (in 000’s)	Number of Shares Held End of Period (in 000’s)	Value at End of Period	Dividends and Interest Income	Net Realized Gain (Loss)
Active Stock (a)
IMMF	—	414,042	408,473	5,569	$5,568,522	$35,153	$—

Bond Index
IMMF	44,306	5,192,221	5,226,956	9,571	9,570,500	272,759	—

CoreAlpha Bond (a)
IMMF	—	12,094,453	11,916,989	177,464	177,463,658	1,078,676	—

International Index
Barclays PLC	132	22	79	75	716,371	—	159,377
iShares MSCI EAFE Index Fund	19	13	19	13	1,780,509	—	211,402
IMMF	1,146	131,679	132,071	754	754,451	7,965	—

LifePath Retirement
iShares MSCI EAFE Index Fund	—	125	5	120	16,957,254	—	15,926
iShares S&P Midcap 400 Index Fund	—	43	2	41	4,838,095	24,738	626
iShares Russell 2000 Index Fund	—	46	2	44	4,959,534	24,328	(1,761)
iShares Lehman Aggregate Bond Fund	—	295	295	—	—	9,175	(26,996)
iShares S&P 500 Index Fund	—	97	97	—	—	3,160	(66,019)
IMMF	3,457	289,765	290,883	2,339	2,339,462	17,727

LifePath 2010
iShares MSCI EAFE Index Fund	—	416	9	407	57,602,401	—	(39,849)
iShares S&P Midcap 400 Index Fund	—	120	4	116	13,759,057	69,730	(21,135)
iShares Russell 2000 Index Fund	—	126	3	123	13,968,598	68,332	(29,452)
iShares Lehman Aggregate Bond Fund	—	653	653	—	—	40,092	(186,356)
iShares S&P 500 Index Fund	—	416	416	—	—	20,053	(144,170)
IMMF	2,988	693,662	693,328	3,322	3,321,909	44,254	—

LifePath 2020
iShares MSCI EAFE Index Fund	—	906	—	906	128,170,050	—	—
iShares S&P Midcap 400 Index Fund	—	225	—	225	26,734,722	140,907	—
iShares Russell 2000 Index Fund	—	238	—	238	27,039,717	135,896	—
iShares Lehman Aggregate Bond Fund	—	439	439	—	—	41,413	(227,962)
iShares S&P 500 Index Fund	—	804	804	—	—	68,325	(248,642)
IMMF	8,111	1,020,563	1,024,516	4,158	4,157,893	64,850	—

LifePath 2030
iShares MSCI EAFE Index Fund	—	618	11	607	85,813,539	—	(64,533)
iShares S&P Midcap 400 Index Fund	—	137	—	137	16,277,871	80,890	—
iShares Russell 2000 Index Fund	—	147	—	147	16,682,441	78,682	—
iShares Lehman Aggregate Bond Fund	—	197	197	—	—	10,968	(93,316)
iShares S&P 500 Index Fund	—	665	665	—	—	49,869	(85,183)
IMMF	2,490	623,509	622,163	3,836	3,835,766	40,285	—

LifePath 2040
iShares MSCI EAFE Index Fund	—	390	12	378	53,511,275	—	(64,333)
iShares S&P Midcap 400 Index Fund	—	107	13	94	11,160,740	57,074	(49,245)
iShares Russell 2000 Index Fund	—	107	6	101	11,444,885	55,817	(49,187)
iShares Russell 3000 Index Fund	—	17	17	—	—	—	(47,476)
iShares Lehman Aggregate Bond Fund	—	47	47	—	—	3,182	(28,464)
iShares S&P 500 Index Fund	—	365	365	—	—	38,049	(263,308)
IMMF	2,560	334,582	336,465	677	676,873	22,821	—

Russell 2000 Index
iShares Russell 2000 Index Fund	54	—	—	54	6,092,114	41,644	—
IMMF	6,585	687,938	689,614	4,909	4,909,242	47,875	—

S&P 500 Index
IMMF	42,866	10,350,173	10,303,631	89,408	89,408,348	720,936	—

(a)	The beginning of the period is March 15, 2004, the inception date of the Master Portfolio.

The Master Portfolios invested cash collateral from securities on loan in the GMMF, IMMF, and PMMF. Due to the nature of the structure of the joint account used for the investment of the cash collateral for securities on loan, the information reported above for each Master Portfolio does not include the Master Portfolios’ holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

3. PORTFOLIO SECURITIES LOANED

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of September 30, 2004, certain Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities.

Item 2. Controls and Procedures.

(a)	The Chief Executive Officer and Chief Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) have been effective in achieving the purposes discussed in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Barclays Global Investors Funds

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, Chief Executive Officer
Date:	November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, Chief Executive Officer
Date:	November 23, 2004

By:	/s/ Michael A. Latham
Michael A. Latham, Chief Financial Officer
Date:	November 23, 2004